UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-91890
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21139
Amendment No. 11	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 13
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Purchase Payment Deferred Variable Annuity Contract

The Best of America® Advisor Variable Annuity
Nationwide Life Insurance Company
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-13
The date of this prospectus is May 1, 2011 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors , investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features , and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation , and other personal characteristics and needs.   Not all benefit programs, features and investment options described in this prospectus are available or approved for use in every state.

The Statement of Additional Information (dated May 1, 2011 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 28 .  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-478-9727 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Annuities that involove investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below. For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	Legg Mason Partners Variable Equity Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Wells Fargo Variable Trust

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-13 ("Variable Account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant - The person whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate the variable annuity payments.

Charitable Remainder Trust - A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract Owner - The person(s) who owns all the rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The total value of all Accumulation Units in a contract plus any amount held under Guaranteed Term Options.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment- Only Contract - A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account - A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408 (a) of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  All Tax Sheltered Annuities referred to in this prospectus are not subject to ERISA.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. EST , but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-13, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents
Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	5
Example	6
Synopsis of the Contracts	6
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	7
Condensed Financial Information	7
Nationwide Life Insurance Company	8
Nationwide Investment Services Corporation	8
Investing in the Contract	8
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	9
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	11
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefit	12
Death Benefit Option
Contract Ownership	13
Joint Ownership
Contingent Ownership
Annuitant
Contingent Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	14
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	17
Surrender (Redemption) Prior to Annuitization	18
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Qualified Plan or Tax Sheltered Annuity
Assignment	19
Contract Owner Services	19
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	20

Table of Contents (continued)
Page
Annuitizing the Contract	20
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	22
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payment
Statements and Reports	23
Legal Proceedings	24
Table of Contents of Statement of Additional Information	28
Appendix A: Underlying Mutual Funds	29
Appendix B: Condensed Financial Information	39
Appendix C: Contract Types and Tax Information	72
Appendix D: State Variations	81

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%1

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)2
Mortality and Expense Risk Charge	0.35%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option)	0.20%3 0.55%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets )	0.27%	2.27%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

2 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

3 The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.  This option may not be available in every state.  The optional benefit must be elected at the time of application and once elected, the optional benefit may not be removed from the contract.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;

•	a 5% return each year;

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and

•	the total Variable Account charges associated with the contract, including the optional benefit (0.55%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.27%)	$ 296	$ 907	$ 1,542	$ 3,248	*	$ 907	$ 1,542	$ 3,248	$296	$907	$1,542	$3,248
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.27%)	$ 86	$ 269	$ 468	$ 1,040	*	$ 269	$ 468	$ 1,040	$ 86	$ 269	$ 468	$ 1,040

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment deferred variable annuity contracts.  The contracts are issued as individual contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-only Contracts (Qualified Plans);

•	Non-Qualified;

•	Roth IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs");

•	Simple IRAs; and

•	Tax Sheltered Annuities with contributions rolled over or transferred from other eligible retirement savings plans.

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information."  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (s ee "Surrender (Redemption) Prior to Annuitization" ) .  After the Annuitization Date, surrenders are not permitted (see "Annuitization") .

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trusts	$25,000	$1,000
IRA	$25,000	$1,000
Investment - Only	$25,000	$1,000
Non-Qualified	$25,000	$1,000
Roth IRA	$25,000	$1,000
SEP IRA	$25,000	$1,000
Simple IRA	$25,000	$1,000
Tax Sheltered Annuity* *	$25,000	$1,000

* For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

** Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

S ome states have different minimum initial and subsequent purchase payment amounts, and s ubsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations") .

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The purpose of the annuity contract described in this prospectus is to confer annuity and related benefits (including death benefits) to single individuals and their beneficiaries.  These annuity and related benefits impose certain risks upon Nationwide.  The annuity contract is not intended for use by institutional investors or when the same owner attempts to use a series of Nationwide contracts and name different Annuitants or when the contract is used with other Nationwide contracts to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent).

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

An optional death benefit is available under the contract at the time of application.  A One-Year Enhanced Death Benefit and Spousal Protection Feature is available to an Annuitant or contingent annuitant age 80 or younger at the time of application.  If the Contract Owner elects this option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account (see "Death Benefit Payment") .

If the Contract Owner elected the optional death benefit, upon annuitization of the contract, the charge assessed for the optional death benefit will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding (see "Right to Examine and Cancel") .

Financial Statements

Consolidated financial statements for Nationwide Life Insurance Company and subsidiaries and financial statements for Nationwide Variable Account-13 are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding each class of Accumulation Unit values.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia , and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.   In Michigan only, Nationwide Investment Svcs. Corporation.   NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-13 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on July 10, 2001 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.  Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-13 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account , or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-13.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) , or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information. Contract Owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

The Contract in General

Nationwide may make these contracts available to employees and their family members through a Nationwide affiliated broker dealer and they will not be subject to investment advisory fees for asset management.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state (see "Appendix D: State Variations") .

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following,

then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the Contract Value (less any market value adjustment):

•	Information provided by the Contract Owner (s) is materially false, misleading, incomplete , or otherwise deficient;

•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different Annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide's rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.   These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective investors   understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution , and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional , and Sales Expenses

No commissions are payable on the sale of a contract described in this prospectus.  However, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners ) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor , its subadvisor (s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefit

For an additional charge, the following optional benefit is available to Contract Owners .  The optional benefit may not be available in every state.  Unless otherwise indicated:

•	the optional benefit must be elected at the time of application;

•	the optional benefit, once elected, may not be terminated; and

•	the charge associated with the optional benefit will be assessed until annuitization.

Death Benefit Option

The following death benefit option is available with the contracts.  The optional death benefit is only available for contracts where the Annuitant or contingent annuitant is age 80 or younger at the time of application.  If the Contract Owner chooses the One-Year Enhanced Death Benefit Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

One-Year Enhanced Death Benefit Option

If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the One-Year Enhanced Death Benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the One-Year Enhanced Death Benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

a)	the Contract Value;

b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

c)
the highest Contract Value on any contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (b) and (c) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B = the Contract Value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The One-Year Enhanced Death Benefit Option has a Spousal Protection Feature – there is no additional charge for this feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

A second death benefit will be paid upon the death of the surviving spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs , and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner .  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner ;

2)	The spouses must be co- Annuitants ;

3)	Both co- Annuitants must be age 80 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as Contract Owner , Annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner );

7)
If a co- Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner .  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co- Annuitant ; and

8)
If a co- Annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Feature to cover a subsequent spouse.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Contract Owners of IRAs, Investment- Only Contracts, Roth IRAs, SEP IRAs, Simple IRAs , or Tax Sheltered Annuities cannot transfer ownership or name someone other than themselves as the Annuitant.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Any request to change the Contract Owner may require a signature guarantee and must be signed by the Contract Owner and the person designated as the new Contract Owner .

The Contract Owner may also request a change in the joint owner, contingent owner, Annuitant, contingent Annuitant , beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner ; and

•	received at Nationwide's home office before the Annuitization Date.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide's home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the Contract Owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different Annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the Contract Value, less any market value adjustment.

Nationwide must review and approve any change requests.  In addition, any change to the Annuitant or contingent Annuitant is subject to underwriting by Nationwide.  If the Contract Owner is not a natural person (e.g. a trust or corporation) and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change (regardless of whether a contingent Annuitant is also named).

On the Annuitization Date, the Annuitant will become the Contract Owner , unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

Contingent owners can only be named for Non-Qualified contracts.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant.  All sections of the annuity contract that are based upon the death of the Annuitant prior to the Annuitization Date will be based upon the death of the last to survive between the Annuitant and contingent Annuitant .  This person must be age 80 or younger at the time of the contract issuance, unless Nationwide approves a request for a contingent Annuitant of greater age.  Contingent Annuitants can only be named for Non-Qualified Contracts .

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant .  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments *
Charitable Remainder Trust	$25,000	$1,000
IRA	$25,000	$1,000
Investment - Only	$25,000	$1,000
Non-Qualified	$25,000	$1,000
Roth IRA	$25,000	$1,000
SEP IRA	$25,000	$1,000
Simple IRA	$25,000	$1,000
Tax Sheltered Annuity**	$25,000	$1,000

* For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

** Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner (s), the Annuitant or co- Annuitant . If upon notification of death of the Contract Owner (s), the Annuitant or co- Annuitant , it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers , and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts and/or Guaranteed Term Options as instructed by the Contract Owner .  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract Owners can change allocations or make exchanges among the Sub-Accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual fund for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (1) by (2), and then subtracting (3) from the result, where:

1)	is the sum of:

a)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

b)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

2)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

3)
is a factor representing the daily total Variable Account charges.  The factor is equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account (0.55% if the Contract Owner elected the optional death benefit).

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in 1 day, this counts as 1 transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or 1 underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as 1 transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in 1 calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

1) they have been identified as engaging in harmful trading practices; and

2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in 1 calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in 1 calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors /representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners .  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors , which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors   to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners , Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner ;

2)	request the amounts and dates of any purchase, redemption, transfer , or exchange request ("transaction information"); and

3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Surrenders from the contract may be subject to federal income tax and/or a penalty tax (see "Federal Income Taxes") .

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor (s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Qualified Plan or Tax Sheltered Annuity

Contract Owners of a Qualified Plan or a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

1)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

a)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

b)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

2)	The surrender limitations described in Section A also apply to:

a)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

b)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

c)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

3)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner .

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, plan terms and the Internal Revenue Code may modify these surrender provisions.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Assignments are not recognized by Nationwide until received and recorded by our home office.  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.  Once proper notice of assignment is recorded, the assignment will become effective.

Investment- Only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Each Asset Rebalancing reallocation is considered a transfer event.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner ; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner   to make regular, level investments over time.   Dollar Cost Averaging involves the automatic transfer of a specified amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.   When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Accounts :

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Money Market Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin U.S. Government Fund: Class 2

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class

to any other Sub-Account(s) .  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner .  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.  The change will become effective as of the date signed, but will not apply to any payment made or action taken by Nationwide before it is recorded at Nationwide's home office.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner .

For contracts with total purchase payments in excess of $2,000,000, Nationwide will limit the amount that may be annuitized on any single life to $5,000,000.  If the amount to be annuitized exceeds $5,000,000, Nationwide will allow additional individuals to be named as Annuitants (for annuitization purposes only).

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").

If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in Appendix A.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $2,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.   If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed. However, the annuity payment option is limited if total purchase payments are greater than $2,000,000.

Not all of the annuity payment options may be available in all states.  Options available may be limited based on the age of the Annuitant and the age of any designated second individual upon whose life any payments may depend.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs, SEP IRAs, Simple IRAs, Roth IRAs , and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Annuity Payment Options if Total Purchase Payments are $2,000,000 or Less:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.  If the Annuitant fails to elect such a designee, payments will be made to the beneficiary.

Annuity Payment Option if Total Purchase Payments are Greater Than $2,000,000:

If the total of all purchase payments made to the contract is greater than $2,000,000, the only available annuity payment option is the longer of:

•	a fixed life annuity with a 20 year term certain; or

•	a fixed life annuity with a term certain to age 95.

If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant.  If the Annuitant fails to elect such a designee, payments will be made to the beneficiary.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the Contract Owner must:

1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner .  If no joint owner is named, the contingent owner becomes the Contract Owner .  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner .

If the Contract Owner and Annuitant are the same, and the Contract Owner /Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent Annuitant is named.  If a contingent Annuitant is named, the contingent Annuitant becomes the Annuitant and no death benefit is payable.

If no beneficiary survives the Annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a Contract Owner /Annuitant dies before the Annuitization Date.

If the Contract Owner /Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.

Death Benefit Payment

At the time of application, the Contract Owner selects either the standard death benefit or the optional death benefit (for an additional charge).  The optional death benefit is only available for contracts where the Annuitant or contingent Annuitant is age 80 or younger at the time of application.  The optional death benefit may not be available in all states.  If no selection is made at the time of application, the death benefit will be the standard death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to a Guaranteed Term Option will remain invested and will not be allocated to the available money market Sub-Account.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date, the standard death benefit will be equal to the Contract Value.

One-Year Enhanced Death Benefit

If the Annuitant prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the One-Year Enhanced Death Benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the One-Year Enhanced Death Benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

a)	the Contract Value;

b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

c)
the highest Contract Value on any contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (b) and (c) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B = the Contract Value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner (s).  Household delivery will continue for the life of the contracts.   A Contract Owner can revoke their consent to household delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert

Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-21139

Securities Act of 1933 Registration File No. 333-91890

Appendix A:  Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Total return from long term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Advisor:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

Designation: STTF

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.

Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Templeton Global Advisors Limited
Sub-advisor:	Templeton Asset Management Ltd.
Investment Objective:	Long-term capital growth.

Invesco - Invesco V.I. Basic Value Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Appreciation Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Small Cap Equity Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Large Cap Growth Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 27, 2007
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Advisors, LLC
Investment Objective:	Seeks long-term growth of capital.

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Advisors, LLC
Investment Objective:	The fund seeks long-term growth of capital.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B:  Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.35%) and contracts with all optional benefits available on December 31, 2010 (the maximum Variable Account charge of 0.55%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information, FREE OF CHARGE, by:

calling:   1-800-848-6331, TDD 1-800-238-3035
writing:   Nationwide Life Insurance Company
          5100 Rings Road, RR1-04-F4
          Dublin, Ohio 43017-1522
checking
on-line at:    www.nationwide.com

The following funds were added to the Variable Account effective May 1, 2011; therefore, no Condensed Financial Information is available:

Nationwide Variable Insurance Trust
•	NVIT Cardinal(SM) Aggressive Fund: Class II
•	NVIT Cardinal(SM) Balanced Fund: Class II
•	NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	NVIT Cardinal(SM) Conservative Fund: Class II
•	NVIT Cardinal(SM) Moderate Fund: Class II
•	NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Investor Destinations Balanced Fund: Class II
•	NVIT Investor Destinations Capital Appreciation Fund: Class II
•	NVIT Investor Destinations Conservative Fund: Class II
•	NVIT Investor Destinations Moderate Fund: Class II
•	NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	NVIT Investor Destinations Moderately Conservative Fund: Class II
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager International Value Fund: Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class II
•	NVIT Multi-Manager Small Cap Value Fund: Class II
•	NVIT Multi-Manager Small Company Fund: Class II

No Additional Contract Options Elected (Total 0.35%)
(Variable account charges of 0.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ	13.627302	15.357517	12.70%	0	2010
	11.318250	13.627302	20.40%	0	2009
	19.122593	11.318250	-40.81%	0	2008
	18.255726	19.122593	4.75%	0	2007
	15.619602	18.255726	16.88%	0	2006
	14.946913	15.619602	4.50%	0	2005
	13.456958	14.946913	11.07%	0	2004
	10.191620	13.456958	32.04%	0	2003
	10.000000	10.191620	1.92%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ	19.329351	20.146327	4.23%	0	2010
	14.402406	19.329351	34.21%	0	2009
	30.872066	14.402406	-53.35%	0	2008
	29.271433	30.872066	5.47%	1,541	2007
	21.688871	29.271433	34.96%	1,553	2006
	18.636577	21.688871	16.38%	1,672	2005
	14.938281	18.636577	24.76%	1,672	2004
	10.384109	14.938281	43.86%	3,409	2003
	10.000000	10.384109	3.84%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ	20.569468	25.897050	25.90%	29,898	2010
	15.944539	20.569468	29.01%	0	2009
	24.877825	15.944539	-35.91%	0	2008
	29.209701	24.877825	-14.83%	0	2007
	21.676240	29.209701	34.75%	0	2006
	19.479055	21.676240	11.28%	912	2005
	14.412582	19.479055	35.15%	797	2004
	10.382958	14.412582	38.81%	0	2003
	10.000000	10.382958	3.83%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ	20.027092	25.327032	26.46%	39	2010
	14.068225	20.027092	42.36%	39	2009
	21.913712	14.068225	-35.80%	39	2008
	21.622558	21.913712	1.35%	39	2007
	18.963707	21.622558	14.02%	0	2006
	17.799540	18.963707	6.54%	1,986	2005
	14.972062	17.799540	18.89%	1,724	2004
	10.636000	14.972062	40.77%	0	2003
	10.000000	10.636000	6.36%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	13.360407	13.995184	4.75%	16,777	2010
	12.164728	13.360407	9.83%	262,461	2009
	12.404520	12.164728	-1.93%	29,982	2008
	11.368938	12.404520	9.11%	124,974	2007
	11.230497	11.368938	1.23%	149,439	2006
	11.096432	11.230497	1.21%	134,683	2005
	10.523889	11.096432	5.44%	65,282	2004
	10.000000	10.523889	5.24%	12,899	2003
	10.000000	10.000000	0.00%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.667269	15.546120	13.75%	0	2010
	11.613573	13.667269	17.68%	0	2009
	17.816439	11.613573	-34.82%	0	2008
	17.891378	17.816439	-0.42%	0	2007
	15.333914	17.891378	16.68%	0	2006
	14.706594	15.333914	4.27%	0	2005
	13.061261	14.706594	12.60%	0	2004
	10.132849	13.061261	28.90%	0	2003
	10.000000	10.132849	1.33%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.087337	19.290907	12.90%	0	2010
	12.819045	17.087337	33.30%	0	2009

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	7.602759	8.583211	12.90%	10,727	2010
	5.703642	7.602759	33.30%	26,769	2009

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	12.868932	15.292941	18.84%	75,376	2010
	9.938177	12.868932	29.49%	39,716	2009
	13.182754	9.938177	-24.61%	43,172	2008
	13.541474	13.182754	-2.65%	818	2007
	11.295924	13.541474	19.88%	0	2006
	10.000000	11.295924	12.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.406866	14.352029	15.68%	0	2010
	9.258246	12.406866	34.01%	0	2009
	15.876391	9.258246	-41.69%	0	2008
	13.165577	15.876391	20.59%	0	2007
	13.659114	13.165577	-3.61%	0	2006
	13.416427	13.659114	1.81%	2,644	2005
	12.164894	13.416427	10.29%	2,286	2004
	9.774024	12.164894	24.46%	0	2003
	10.000000	9.774024	-2.26%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.399177	17.405046	13.03%	2,869	2010
	12.892381	15.399177	19.44%	527	2009
	17.668682	12.892381	-27.03%	1,409	2008
	18.691477	17.668682	-5.47%	5,141	2007
	15.808242	18.691477	18.24%	3,740	2006
	15.103374	15.808242	4.67%	2,632	2005
	13.256364	15.103374	13.93%	1,179	2004
	10.315649	13.256364	28.51%	0	2003
	10.000000	10.315649	3.16%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.811669	13.346878	23.45%	363	2010
	8.859039	10.811669	22.04%	363	2009
	17.303814	8.859039	-48.80%	363	2008
	12.423756	17.303814	39.28%	725	2007
	11.437030	12.423756	8.63%	0	2006
	10.000000	11.437030	14.37%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.149454	13.288670	9.38%	7,412	2010
	10.000000	12.149454	21.49%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.561659	22.019941	25.39%	4,293	2010
	14.095643	17.561659	24.59%	16,026	2009
	20.474559	14.095643	-31.16%	200	2008
	20.682234	20.474559	-1.00%	401	2007
	18.140461	20.682234	14.01%	0	2006
	16.976160	18.140461	6.86%	0	2005
	13.976978	16.976160	21.46%	0	2004
	10.180078	13.976978	37.30%	0	2003
	10.000000	10.180078	1.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.980214	15.998415	14.44%	5,921	2010
	11.104914	13.980214	25.89%	8,191	2009
	17.728549	11.104914	-37.36%	8,191	2008
	16.902871	17.728549	4.88%	12,552	2007
	14.686065	16.902871	15.09%	5,123	2006
	14.077103	14.686065	4.33%	1,280	2005
	12.767988	14.077103	10.25%	1,286	2004
	9.981671	12.767988	27.91%	0	2003
	10.000000	9.981671	-0.18%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.842552	15.906961	14.91%	11,642	2010
	11.334293	13.842552	22.13%	34,078	2009
	16.145195	11.334293	-29.80%	44,550	2008
	15.123513	16.145195	6.76%	48,763	2007
	13.029609	15.123513	16.07%	90,022	2006
	12.526853	13.029609	4.01%	89,658	2005
	11.967001	12.526853	4.68%	55,070	2004
	9.910929	11.967001	20.75%	8,664	2003
	10.000000	9.910929	-0.89%	0	2002*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	11.166313	14.593294	30.69%	0	2010
	8.890624	11.166313	25.60%	0	2009
	14.296135	8.890624	-37.81%	0	2008
	16.130527	14.296135	-11.37%	0	2007
	15.598906	16.130527	3.41%	0	2006
	14.795348	15.598906	5.43%	0	2005
	13.335043	14.795348	10.95%	0	2004
	10.161649	13.335043	31.23%	0	2003
	10.000000	10.161649	1.62%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.415731	14.505694	8.12%	725	2010
	11.178566	13.415731	20.01%	0	2009
	12.099625	11.178566	-7.61%	0	2008
	11.522063	12.099625	5.01%	3,068	2007
	11.101268	11.522063	3.79%	2,662	2006
	10.997465	11.101268	0.94%	0	2005
	10.650536	10.997465	3.26%	0	2004
	10.213444	10.650536	4.28%	0	2003
	10.000000	10.213444	2.13%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.309343	20.199705	16.70%	57,794	2010
	12.803703	17.309343	35.19%	65,667	2009
	22.389771	12.803703	-42.81%	33,187	2008
	19.121129	22.389771	17.09%	4,491	2007
	17.195277	19.121129	11.20%	3,357	2006
	14.767576	17.195277	16.44%	0	2005
	12.848559	14.767576	14.94%	0	2004
	10.045506	12.848559	27.90%	0	2003
	10.000000	10.045506	0.46%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.927739	15.973034	14.69%	2,428	2010
	10.748665	13.927739	29.58%	740	2009
	18.825868	10.748665	-42.90%	1,799	2008
	18.628259	18.825868	1.06%	2,333	2007
	15.567604	18.628259	19.66%	1,347	2006
	14.771634	15.567604	5.39%	1,404	2005
	13.308674	14.771634	10.99%	1,584	2004
	10.256045	13.308674	29.76%	0	2003
	10.000000	10.256045	2.56%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.673275	15.666958	23.62%	2,134	2010
	9.924303	12.673275	27.70%	0	2009
	18.874073	9.924303	-47.42%	0	2008
	14.929225	18.874073	26.42%	0	2007
	14.036569	14.929225	6.36%	504	2006
	13.329570	14.036569	5.30%	89	2005
	12.953631	13.329570	2.90%	54,078	2004
	9.789856	12.953631	32.32%	7,800	2003
	10.000000	9.789856	-2.10%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	13.527574	14.515397	7.30%	29,138	2010
	11.735713	13.527574	15.27%	17,108	2009
	12.184536	11.735713	-3.68%	5,139	2008
	11.733433	12.184536	3.84%	5,656	2007
	11.289113	11.733433	3.94%	3,500	2006
	11.097806	11.289113	1.72%	3,566	2005
	10.675714	11.097806	3.95%	3,785	2004
	10.196943	10.675714	4.70%	0	2003
	10.000000	10.196943	1.97%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	13.143289	16.856562	28.25%	20,324	2010
	9.420041	13.143289	39.52%	4,257	2009
	15.627146	9.420041	-39.72%	4,135	2008
	13.579313	15.627146	15.08%	9,428	2007
	12.103073	13.579313	12.20%	4,657	2006
	10.000000	12.103073	21.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ	11.573450	11.541353	-0.28%	205,881	2010
	11.559269	11.573450	0.12%	34,415	2009
	11.287040	11.559269	2.41%	149,127	2008
	10.795772	11.287040	4.55%	28,138	2007
	10.354209	10.795772	4.26%	34,916	2006
	10.109050	10.354209	2.43%	56,384	2005
	10.049058	10.109050	0.60%	47,596	2004
	10.009618	10.049058	0.39%	8,522	2003
	10.000000	10.009618	0.10%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	18.690901	21.045299	12.60%	0	2010
	14.834518	18.690901	26.00%	0	2009
	26.519285	14.834518	-44.06%	0	2008
	22.705988	26.519285	16.79%	0	2007
	19.318457	22.705988	17.54%	417	2006
	16.294795	19.318457	18.56%	0	2005
	14.408642	16.294795	13.09%	47,129	2004
	10.096919	14.408642	42.70%	8,350	2003
	10.000000	10.096919	0.97%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.070305	13.592829	12.61%	13,583	2010
	9.575941	12.070305	26.05%	23,858	2009
	17.122614	9.575941	-44.07%	36,170	2008
	14.658182	17.122614	16.81%	52,246	2007
	12.471014	14.658182	17.54%	67,832	2006
	10.000000	12.471014	24.71%	82,536	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.996777	22.995056	27.77%	2,192	2010
	13.982963	17.996777	28.71%	8,759	2009
	20.948569	13.982963	-33.25%	2,767	2008
	21.534984	20.948569	-2.72%	1,945	2007
	18.473438	21.534984	16.57%	1,574	2006
	17.044008	18.473438	8.39%	1,602	2005
	13.821748	17.044008	23.31%	1,698	2004
	10.497897	13.821748	31.66%	0	2003
	10.000000	10.497897	4.98%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ	13.099398	13.743206	4.91%	1,692	2010
	12.750803	13.099398	2.73%	0	2009
	11.893050	12.750803	7.21%	0	2008
	11.195349	11.893050	6.23%	0	2007
	10.800733	11.195349	3.65%	0	2006
	10.584161	10.800733	2.05%	0	2005
	10.264605	10.584161	3.11%	0	2004
	10.077571	10.264605	1.86%	0	2003
	10.000000	10.077571	0.78%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ	32.767266	38.394687	17.17%	0	2010
	19.052186	32.767266	71.99%	0	2009
	40.425554	19.052186	-52.87%	247	2008
	31.500763	40.425554	28.33%	250	2007
	24.678985	31.500763	27.64%	359	2006
	19.435011	24.678985	26.98%	270	2005
	15.638739	19.435011	24.27%	10,239	2004
	10.257853	15.638739	52.46%	1,509	2003
	10.000000	10.257853	2.58%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.976355	19.879562	17.10%	87,128	2010
	9.868307	16.976355	72.03%	111,619	2009
	20.923899	9.868307	-52.84%	21,506	2008
	16.315658	20.923899	28.24%	20,484	2007
	12.774595	16.315658	27.72%	28,610	2006
	10.000000	12.774595	27.75	34,309	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.477154	21.040591	8.03%	1,201	2010
	14.262434	19.477154	36.56%	1,201	2009
	24.005457	14.262434	-40.59%	1,201	2008
	20.865093	24.005457	15.05%	1,201	2007
	17.240869	20.865093	21.02%	1,632	2006
	15.704345	17.240869	9.78%	1,201	2005
	13.295964	15.704345	18.11%	42,230	2004
	10.091812	13.295964	31.75%	0	2003
	10.000000	10.091812	0.92%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.734998	13.757252	8.03%	9,047	2010
	9.314862	12.734998	36.72%	15,653	2009
	15.681804	9.314862	-40.60%	24,052	2008
	13.631624	15.681804	15.04%	30,977	2007
	11.262357	13.631624	21.04%	40,600	2006
	10.000000	11.262357	12.62%	75,149	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	15.352454	17.498528	13.98%	73,636	2010
	12.980774	15.352454	18.27%	105,741	2009
	12.265122	12.980774	5.83%	1,034	2008
	11.085441	12.265122	10.64%	1,656	2007
	9.858218	11.085441	12.45%	0	2006
	10.000000	9.858218	-1.42%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ	15.470821	16.556566	7.02%	0	2010
	11.841949	15.470821	30.64%	0	2009
	20.603671	11.841949	-42.53%	782	2008
	20.202235	20.603671	1.99%	794	2007
	16.643400	20.202235	21.38%	821	2006
	15.341901	16.643400	8.48%	855	2005
	13.269236	15.341901	15.62%	965	2004
	10.077419	13.269236	31.67%	0	2003
	10.000000	10.077419	0.77%	0	2002*

Invesco - Invesco V.I. Basic Value Fund: Series I - Q/NQ	12.882616	13.781254	6.98%	0	2010
	8.734903	12.882616	47.48%	0	2009
	18.173665	8.734903	-51.94%	0	2008
	17.960539	18.173665	1.19%	0	2007
	15.921189	17.960539	12.81%	0	2006
	15.110197	15.921189	5.37%	0	2005
	13.652060	15.110197	10.68%	0	2004
	10.252469	13.652060	33.16%	0	2003
	10.000000	10.252469	2.52%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	11.864748	13.654531	15.08%	0	2010
	9.833634	11.864748	20.65%	0	2009
	17.159922	9.833634	-42.69%	0	2008
	15.373580	17.159922	11.62%	0	2007
	14.513097	15.373580	5.93%	0	2006
	13.381568	14.513097	8.46%	0	2005
	12.594083	13.381568	6.25%	0	2004
	9.757823	12.594083	29.07%	0	2003
	10.000000	9.757823	-2.42%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series I - Q/NQ	16.597384	19.645067	18.36%	260	2010
	11.698795	16.597384	41.87%	260	2009
	22.161596	11.698795	-47.21%	260	2008
	20.064000	22.161596	10.45%	24,154	2007
	17.279666	20.064000	16.11%	26,861	2006
	15.820611	17.279666	9.22%	23,260	2005
	13.745651	15.820611	15.10%	17,280	2004
	10.190742	13.745651	34.88%	3,061	2003
	10.000000	10.190742	1.91%	0	2002*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I - Q/NQ	8.237038	10.550722	28.09%	0	2010
	6.815138	8.237038	20.86%	0	2009
	9.956517	6.815138	-31.55%	0	2008
	10.000000	9.956517	-0.43%	0	2007*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series I - Q/NQ	9.905680	11.448106	15.57%	0	2010
	7.718840	9.905680	28.33%	0	2009
	12.040977	7.718840	-35.90%	0	2008
	12.335520	12.040977	-2.39%	0	2007
	10.645542	12.335520	15.87%	0	2006
	10.000000	10.645542	6.46%	0	2005

Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I - Q/NQ	16.263797	18.234702	12.12%	10,055	2010
	13.123225	16.263797	23.93%	25,580	2009
	19.376671	13.123225	-32.27%	25,972	2008
	18.915495	19.376671	2.44%	60,400	2007
	16.330519	18.915495	15.83%	56,281	2006
	14.899767	16.330519	9.60%	55,880	2005
	13.072520	14.899767	13.98%	36,550	2004
	10.246417	13.072520	27.58%	4,830	2003
	10.000000	10.246417	2.46%	0	2002*

IVY Funds Variable Insurance Portfolios, Inc.: Asset Strategy - Q/NQ	11.937606	12.927791	8.29%	120,072	2010
	10.000000	11.937606	19.38%	137,565	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.523515	17.802606	7.74%	5,980	2010
	13.203774	16.523515	25.14%	0	2009
	15.785224	13.203774	-16.35%	0	2008
	14.363360	15.785224	9.90%	0	2007
	13.054117	14.363360	10.03%	0	2006
	12.167724	13.054117	7.28%	0	2005
	11.275378	12.167724	7.91%	442	2004
	9.949695	11.275378	13.32%	0	2003
	10.000000	9.949695	-0.50%	0	2002*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.158485	19.267340	6.11%	3,380	2010
	12.479712	18.158485	45.50%	8,516	2009
	22.487757	12.479712	-44.50%	7,619	2008
	16.516432	22.487757	36.15%	49,984	2007
	15.189544	16.516432	8.74%	81,727	2006
	13.542353	15.189544	12.16%	75,739	2005
	11.520024	13.542353	17.55%	0	2004
	9.615030	11.520024	19.81%	0	2003
	10.000000	9.615030	-3.85%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.599174	26.910842	24.59%	61,733	2010
	12.104084	21.599174	78.45%	74,916	2009
	25.416399	12.104084	-52.38%	42,679	2008
	19.915319	25.416399	27.62%	3,986	2007
	13.623472	19.915319	46.18%	2,732	2006
	10.000000	13.623472	36.23%	0	2005*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.174803	41.328936	24.58%	0	2010
	18.591072	33.174803	78.44%	0	2009

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Large Cap Growth Portfolio: Class II - Q/NQ	8.585593	10.710061	24.74%	0	2010
	6.034521	8.585593	42.27%	0	2009
	13.811359	6.034521	-41.06%	0	2008
	11.391485	13.811359	3.86%	0	2007
	11.391485	11.830843	3.86%	0	2006
	10.000000	11.391485	13.91%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ	11.540396	14.344556	24.30%	0	2010
	8.139742	11.540396	41.78%	0	2009
	13.811359	8.139742	-41.06%	0	2008
	12.527918	13.811363	10.24%	0	2007
	11.220170	12.527918	11.66%	0	2006
	10.000000	11.220170	12.20%	0	2005*

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ	13.864263	16.221375	17.00%	0	2010
	11.701529	13.864263	18.48%	0	2009
	18.469350	11.701529	-36.64%	1,383	2008
	17.918557	18.469350	3.07%	5,447	2007
	15.332877	17.918557	16.86%	4,995	2006
	14.902745	15.332877	2.89%	5,091	2005
	13.275404	14.902745	12.26%	4,797	2004
	10.168518	13.275404	30.55%	0	2003
	10.000000	10.168518	1.69%	0	2002*

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC - Q/NQ	14.837050	18.545038	24.99%	0	2010
	11.759398	14.837050	26.17%	1,645	2009
	19.458908	11.759398	-39.57%	1,645	2008
	19.414895	19.458908	0.23%	22,764	2007
	17.359667	19.414895	11.84%	28,973	2006
	16.097066	17.359667	7.84%	27,011	2005
	13.022653	16.097066	23.61%	16,158	2004
	10.475239	13.022653	24.32%	2,201	2003
	10.000000	10.475239	4.75%	0	2002*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.694935	15.305301	11.76%	0	2010
	9.880307	13.694935	38.61%	0	2009
	15.733021	9.880307	-37.20%	0	2008
	14.220785	15.733021	10.63%	0	2007
	13.299160	14.220785	6.93%	0	2006
	12.804559	13.299160	3.86%	0	2005
	11.790186	12.804559	8.60%	0	2004
	9.650239	11.790186	22.18%	0	2003
	10.000000	9.650239	-3.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.139401	17.886810	10.83%	21,392	2010
	13.226565	16.139401	22.02%	51,551	2009
	19.734559	13.226565	-32.98%	61,327	2008
	18.406549	19.734559	7.21%	72,455	2007
	15.327978	18.406549	20.08%	32,959	2006
	14.447412	15.327978	6.09%	28,263	2005
	12.626317	14.447412	14.42%	18,365	2004
	10.160409	12.626317	24.27%	2,567	2003
	10.000000	10.160409	1.60%	0	2002*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.612244	12.903174	21.59%	9,418	2010
	7.917187	10.612244	34.04%	28,093	2009
	14.832994	7.917187	-46.62%	40,001	2008
	14.421955	14.832994	2.85%	59,403	2007
	11.723008	14.421955	23.02%	57,411	2006
	10.000000	11.723008	17.23%	22,110	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio - I Class - Q/NQ	16.965967	21.825847	28.64%	6,972	2010
	12.937501	16.965967	31.14%	9,419	2009
	22.925536	12.937501	-43.57%	12,809	2008*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.361899	13.009121	25.55%	0	2010
	7.114505	10.361899	45.64%	0	2009
	13.208351	7.114505	-46.14%	0	2008
	12.862193	13.208351	2.69%	0	2007
	11.634929	12.862193	10.55%	0	2006
	10.000000	11.634929	16.35%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	11.028410	11.570619	4.92%	16,979	2010
	9.765714	11.028410	12.93%	0	2009
	11.320169	9.765714	-13.73%	0	2008
	10.842798	11.320169	4.40%	0	2007
	10.442033	10.842798	3.84%	0	2006
	10.329527	10.442033	1.09%	0	2005
	10.285675	10.329527	0.43%	0	2004
	10.077504	10.285675	2.07%	0	2003
	10.000000	10.077504	0.78%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.393265	13.579832	19.19%	1,617	2010
	9.313949	11.393265	22.32%	6,545	2009
	15.442240	9.313949	-39.69%	0	2008
	15.417355	15.442240	0.16%	26,029	2007
	14.699297	15.417355	4.88%	28,112	2006
	14.335474	14.699297	2.54%	25,055	2005
	12.858650	14.335474	11.49%	16,432	2004
	10.317820	12.858650	24.63%	2,078	2003
	10.000000	10.317820	3.18%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	13.673740	14.909029	9.03%	0	2010
	9.494860	13.673740	44.01%	0	2009
	17.488756	9.494860	-45.71%	0	2008
	15.375071	17.488756	13.75%	72,581	2007
	14.292874	15.375071	7.57%	99,772	2006
	13.647140	14.292874	4.73%	94,533	2005
	12.806776	13.647140	6.56%	62,054	2004
	9.814720	12.806776	30.49%	9,437	2003
	10.000000	9.814720	-1.85%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.404666	14.335870	15.57%	0	2010
	8.910872	12.404666	39.21%	0	2009
	14.951963	8.910872	-40.40%	0	2008
	14.110485	14.951963	5.96%	4,115	2007
	12.031707	14.110485	17.28%	3,486	2006
	10.000000	12.031707	20.32%	212	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	19.841971	22.929164	15.56%	0	2010
	14.245815	19.841971	39.28%	0	2009
	23.901432	14.245815	-40.40%	0	2008
	22.560220	23.901432	5.95%	0	2007
	19.236049	22.560220	17.28%	0	2006
	16.887278	19.236049	13.91%	1,241	2005
	14.221331	16.887278	18.75%	1,241	2004
	9.978474	14.221331	42.52%	0	2003
	10.000000	9.978474	-0.22%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.560820	2.926586	14.28%	0	2010
	2.027445	2.560820	26.31%	0	2009
	9.638386	2.027445	-78.96%	0	2008
	10.000000	9.638386	-3.62%	494	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	4.079181	4.667050	14.41%	0	2010
	3.266526	4.079181	24.88%	0	2009
	15.369385	3.266526	-78.75%	1,634	2008
	15.439341	15.369385	-0.45%	3,687	2007
	14.159209	15.439341	9.04%	3,758	2006
	13.887509	14.159209	1.96%	1,787	2005
	12.789508	13.887509	8.59%	2,016	2004
	10.353853	12.789508	23.52%	0	2003
	10.000000	10.353853	3.54%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.592494	15.726676	15.70%	0	2010
	10.632698	13.592494	27.84%	0	2009
	17.341155	10.632698	-38.69%	0	2008
	16.665135	17.341155	4.06%	0	2007
	14.539037	16.665135	14.62%	275	2006
	13.767245	14.539037	5.61%	69	2005
	12.621697	13.767245	9.08%	0	2004
	9.995389	12.621697	26.28%	0	2003
	10.000000	9.995389	-0.05%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	17.871029	21.976742	22.97%	705	2010
	13.071653	17.871029	36.72%	1,022	2009
	21.099160	13.071653	-38.05%	43,666	2008
	21.432909	21.099160	-1.56%	49,188	2007
	18.702976	21.432909	14.60%	48,203	2006
	17.074634	18.702976	9.54%	46,903	2005
	14.348203	17.074634	19.00%	31,171	2004
	9.973964	14.348203	43.86%	4,903	2003
	10.000000	9.973964	-0.26%	0	2002*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.940706	11.924215	8.99%	5,900	2010
	10.000000	10.940706	9.41%	2,085	2009*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ	17.840418	20.355708	14.10%	121,878	2010
	12.769516	17.840418	39.71%	18,314	2009
	16.756335	12.769516	-23.79%	23,532	2008
	16.243890	16.756335	3.15%	38,153	2007
	14.944805	16.243890	8.69%	48,038	2006
	14.404758	14.944805	3.75%	46,230	2005
	13.197995	14.404758	9.14%	26,527	2004
	10.781107	13.197995	22.42%	3,171	2003
	10.000000	10.781107	7.81%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ	13.078003	13.721702	4.92%	245,162	2010
	11.581528	13.078003	12.92%	314,045	2009
	11.674863	11.581528	-0.80%	91,933	2008
	10.911417	11.674863	7.00%	93,644	2007
	10.532365	10.911417	3.60%	108,802	2006
	10.464242	10.532365	0.65%	100,295	2005
	10.311320	10.464242	1.48%	94,928	2004
	10.110463	10.311320	1.99%	0	2003
	10.000000	10.110463	1.10%	0	2002*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	15.266522	16.447385	7.73%	150,977	2010
	13.435376	15.266522	13.63%	186,609	2009
	12.871335	13.435376	4.38%	160,356	2008
	11.878272	12.871335	8.36%	203,705	2007
	11.478336	11.878272	3.48%	202,208	2006
	11.245698	11.478336	2.07%	166,779	2005
	10.759934	11.245698	4.51%	51,409	2004
	10.279374	10.759934	4.67%	12,595	2003
	10.000000	10.279374	2.79%	0	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.300257	14.019505	13.98%	0	2010
	9.508713	12.300257	29.36%	0	2009
	15.565389	9.508713	-38.91%	0	2008
	16.624218	15.565389	-6.37%	0	2007
	14.392511	16.624218	15.51%	0	2006
	13.725356	14.392511	4.86%	0	2005
	12.396175	13.725356	10.72%	0	2004
	10.000000	12.396175	23.96%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.759527	17.278821	9.64%	0	2010
	12.689037	15.759527	24.20%	0	2009

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	15.435496	19.378108	25.54%	202	2010
	11.776310	15.435496	31.07%	202	2009
	19.488585	11.776310	-39.57%	202	2008
	22.407390	19.488585	-13.03%	404	2007
	19.170415	22.407390	16.89%	0	2006
	17.973772	19.170415	6.66%	0	2005
	14.290678	17.973772	25.77%	0	2004
	10.000000	14.290678	42.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	14.760121	17.767510	20.38%	0	2010
	9.037439	14.760121	63.32%	0	2009
	14.402776	9.037439	-37.25%	0	2008
	13.697479	14.402776	5.15%	0	2007
	13.036823	13.697479	5.07%	0	2006
	12.377871	13.036823	5.32%	0	2005
	11.826178	12.377871	4.67%	0	2004
	10.000000	11.826178	18.26%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	11.132023	12.867988	15.59%	10,000	2010
	7.878567	11.132023	41.30%	48,984	2009
	13.786023	7.878567	-42.85%	99,640	2008
	12.298708	13.786023	12.09%	23,136	2007
	11.288696	12.298708	8.95%	0	2006
	10.000000	11.288696	12.89%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	10.211535	11.675897	14.34%	776	2010
	8.181457	10.211535	24.81%	776	2009
	12.881805	8.181457	-36.49%	776	2008
	12.547144	12.881805	2.67%	7,451	2007
	10.612189	12.547144	18.23%	5,209	2006
	10.000000	10.612189	6.12%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.138670	23.117377	9.36%	0	2010
	16.291438	21.138670	29.75%	0	2009

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	20.232977	26.202995	29.51%	2,403	2010
	15.818694	20.232977	27.91%	15,971	2009
	25.560060	15.818694	-38.11%	22,857	2008
	30.930381	25.560060	-17.36%	30,254	2007
	22.484486	30.930381	37.56%	25,690	2006
	19.276319	22.484486	16.64%	29,784	2005
	14.182349	19.276319	35.92%	21,244	2004
	10.349787	14.182349	37.03%	3,766	2003
	10.000000	10.349787	3.50%	0	2002*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	9.711183	12.267994	26.33%	1,595	2010
	6.384314	9.711183	52.11%	0	2009
	10.000000	6.384314	-36.16%	0	2008*

Maximum Additional Contract Options Elected (Total 0.55%)
(Variable account charges of 0.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ	13.433434	15.108666	12.47%	0	2010
	11.179664	13.433434	20.16%	0	2009
	18.926544	11.179664	-40.93%	0	2008
	18.105107	18.926544	4.54%	0	2007
	15.521779	18.105107	16.64%	0	2006
	14.883081	15.521779	4.29%	0	2005
	13.426429	14.883081	10.85%	0	2004
	10.188930	13.426429	31.77%	0	2003
	10.000000	10.188930	1.89%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ	19.054388	19.819925	4.02%	0	2010
	14.226091	19.054388	33.94%	0	2009
	30.555710	14.226091	-53.44%	0	2008
	29.030074	30.555710	5.26%	0	2007
	21.553132	29.030074	34.69%	0	2006
	18.557056	21.553132	16.15%	0	2005
	14.904425	18.557056	24.51%	0	2004
	10.381369	14.904425	43.57%	1,884	2003
	10.000000	10.381369	3.81%	722	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ	20.276739	25.477355	25.65%	0	2010
	15.749277	20.276739	28.75%	0	2009
	24.622836	15.749277	-36.04%	0	2008
	28.968806	24.622836	-15.00%	0	2007
	21.540537	28.968806	34.49%	0	2006
	19.395907	21.540537	11.06%	0	2005
	14.379904	19.395907	34.88%	0	2004
	10.380218	14.379904	38.53%	0	2003
	10.000000	10.380218	3.80%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ	19.742197	24.916696	26.21%	0	2010
	13.895992	19.742197	42.07%	0	2009
	21.689078	13.895992	-35.93%	0	2008
	21.444194	21.689078	1.14%	0	2007
	18.844982	21.444194	13.79%	0	2006
	17.723566	18.844982	6.33%	0	2005
	14.938131	17.723566	18.65%	0	2004
	10.633197	14.938131	40.49%	0	2003
	10.000000	10.633197	6.33%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	13.173834	13.772063	4.54%	4,836	2010
	12.018975	13.173834	9.61%	14,168	2009
	12.280542	12.018975	-2.13%	14,721	2008
	11.278068	12.280542	8.89%	47,048	2007
	11.163077	11.278068	1.03%	44,135	2006
	11.051937	11.163077	1.01%	71,207	2005
	10.502769	11.051937	5.23%	25,308	2004
	10.000000	10.502769	5.03%	7,800	2003
	10.000000	10.000000	0.00%	1,750	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.472838	15.294222	13.52%	0	2010
	11.471382	13.472838	17.45%	0	2009
	17.633782	11.471382	-34.95%	0	2008
	17.743774	17.633782	-0.62%	0	2007
	15.237890	17.743774	16.45%	0	2006
	14.643794	15.237890	4.06%	0	2005
	13.031640	14.643794	12.37%	0	2004
	10.130175	13.031640	28.64%	0	2003
	10.000000	10.130175	1.30%	0	2002*

American Century Variable Portfolios, Inc. American Century VP International Fund - Class I Q/NQ	16.844299	18.978427	12.67%	0	2010
	12.662114	16.844299	33.03%	0	2009

American Century Variable Portfolios, Inc. American Century VP International Fund - Class III Q/NQ	7.577292	8.537315	12.67%	3,585	2010
	5.695982	7.577292	33.03%	11,516	2009
	10.000000	5.695982	-43.04%	16,357	2008*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	12.748848	15.119849	18.60%	10,376	2010
	9.865236	12.748848	29.23%	17,296	2009
	13.112370	9.865236	-24.76%	16,381	2008
	13.496410	13.112370	-2.85%	0	2007
	11.280894	13.496410	19.64%	0	2006
	10.000000	11.280894	12.81%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.230379	14.119512	15.45%	0	2010
	9.144893	12.230379	33.74%	0	2009
	15.713626	9.144893	-41.80%	0	2008
	13.056923	15.713626	20.35%	0	2007
	13.573566	13.056923	-3.81%	0	2006
	13.359127	13.573566	1.61%	0	2005
	12.137291	13.359127	10.07%	0	2004
	9.771441	12.137291	24.21%	0	2003
	10.000000	9.771441	-2.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.180146	17.123076	12.80%	0	2010
	12.734570	15.180146	19.20%	0	2009
	17.487569	12.734570	-27.18%	0	2008
	18.537296	17.487569	-5.66%	279	2007
	15.709269	18.537296	18.00%	281	2006
	15.038899	15.709269	4.46%	285	2005
	13.226309	15.038899	13.70%	314	2004
	10.312928	13.226309	28.25%	0	2003
	10.000000	10.312928	3.13%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.710768	13.195826	23.20%	0	2010
	8.794007	10.710768	21.80%	0	2009
	17.211443	8.794007	-48.91%	0	2008
	12.382398	17.211443	39.00%	0	2007
	11.421824	12.382398	8.41%	0	2006
	10.000000	11.421824	14.22%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.133171	13.244249	9.16%	0	2010
	10.000000	12.133171	21.33%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.311840	21.663174	25.14%	1,166	2010
	13.923072	17.311840	24.34%	9,201	2009
	20.264662	13.923072	-31.29%	0	2008
	20.511614	20.264662	-1.20%	0	2007
	18.026899	20.511614	13.78%	0	2006
	16.903706	18.026899	6.64%	0	2005
	13.945294	16.903706	21.21%	0	2004
	10.177389	13.945294	37.02%	0	2003
	10.000000	10.177389	1.77%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.781365	15.739235	14.21%	0	2010
	10.968975	13.781365	25.64%	0	2009
	17.546837	10.968975	-37.49%	0	2008
	16.763442	17.546837	4.67%	0	2007
	14.594127	16.763442	14.86%	0	2006
	14.017014	14.594127	4.12%	0	2005
	12.739030	14.017014	10.03%	0	2004
	9.979035	12.739030	27.66%	0	2003
	10.000000	9.979035	-0.21%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.645632	15.649239	14.68%	2,464	2010
	11.195525	13.645632	21.88%	13,910	2009
	15.979650	11.195525	-29.94%	19,886	2008
	14.998712	15.979650	6.54%	16,885	2007
	12.947987	14.998712	15.84%	25,301	2006
	12.473333	12.947987	3.81%	36,112	2005
	11.939829	12.473333	4.47%	14,695	2004
	9.908309	11.939829	20.50%	4,671	2003
	10.000000	9.908309	-0.92%	833	2002*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	11.007413	14.356802	30.43%	0	2010
	8.781737	11.007413	25.34%	0	2009
	14.149533	8.781737	-37.94%	0	2008
	15.997430	14.149533	-11.55%	0	2007
	15.501233	15.997430	3.20%	0	2006
	14.732171	15.501233	5.22%	0	2005
	13.304802	14.732171	10.73%	0	2004
	10.158966	13.304802	30.97%	0	2003
	10.000000	10.158966	1.59%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.224902	14.270667	7.91%	0	2010
	11.041700	13.224902	19.77%	0	2009
	11.975531	11.041700	-7.80%	0	2008
	11.426948	11.975531	4.80%	0	2007
	11.031699	11.426948	3.58%	0	2006
	10.950463	11.031699	0.74%	0	2005
	10.626355	10.950463	3.05%	0	2004
	10.210747	10.626355	4.07%	0	2003
	10.000000	10.210747	2.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.063113	19.872460	16.46%	5,037	2010
	12.646949	17.063113	34.92%	297	2009
	22.160271	12.646949	-42.93%	297	2008
	18.963386	22.160271	16.86%	297	2007
	17.087619	18.963386	10.98%	0	2006
	14.704520	17.087619	16.21%	0	2005
	12.819408	14.704520	14.71%	0	2004
	10.042851	12.819408	27.65%	0	2003
	10.000000	10.042851	0.43%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.729564	15.714187	14.46%	315	2010
	10.617037	13.729564	29.32%	315	2009
	18.632847	10.617037	-43.02%	315	2008
	18.474554	18.632847	0.86%	777	2007
	15.470105	18.474554	19.42%	466	2006
	14.708559	15.470105	5.18%	473	2005
	13.278490	14.708559	10.77%	476	2004
	10.253338	13.278490	29.50%	0	2003
	10.000000	10.253338	2.53%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.492963	15.413099	23.37%	0	2010
	9.802779	12.492963	27.44%	0	2009
	18.680590	9.802779	-47.52%	0	2008
	14.806036	18.680590	26.17%	0	2007
	13.948674	14.806036	6.15%	0	2006
	13.272652	13.948674	5.09%	995	2005
	12.924251	13.272652	2.70%	13,910	2004
	9.787269	12.924251	32.05%	4,285	2003
	10.000000	9.787269	-2.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	13.335214	14.280284	7.09%	0	2010
	11.592083	13.335214	15.04%	0	2009
	12.059608	11.592083	-3.88%	0	2008
	11.636606	12.059608	3.64%	451	2007
	11.218405	11.636606	3.73%	454	2006
	11.050408	11.218405	1.52%	460	2005
	10.651485	11.050408	3.75%	464	2004
	10.194254	10.651485	4.49%	0	2003
	10.000000	10.194254	1.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	13.020656	16.665815	28.00%	0	2010
	9.350914	13.020656	39.24%	0	2009
	15.543730	9.350914	-39.84%	0	2008
	13.534143	15.543730	14.85%	0	2007
	12.086989	13.534143	11.97%	0	2006
	10.000000	12.086989	20.87%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ	11.408817	11.354367	-0.48%	9,795	2010
	11.417754	11.408817	-0.08%	1,175	2009
	11.171277	11.417754	2.21%	1,675	2008
	10.706656	11.171277	4.34%	7,230	2007
	10.289330	10.706656	4.06%	8,247	2006
	10.065854	10.289330	2.22%	36,777	2005
	10.026241	10.065854	0.40%	18,534	2004
	10.006974	10.026241	0.19%	2,233	2003
	10.000000	10.006974	0.07%	1,274	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	18.424993	20.704323	12.37%	0	2010
	14.652896	18.424993	25.74%	0	2009
	26.247434	14.652896	-44.17%	0	2008
	22.518656	26.247434	16.56%	0	2007
	19.197498	22.518656	17.30%	0	2006
	16.225218	19.197498	18.32%	0	2005
	14.375955	16.225218	12.86%	11,594	2004
	10.094253	14.375955	42.42%	4,785	2003
	10.000000	10.094253	0.94%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.957625	13.438953	12.39%	4,162	2010
	9.505635	11.957625	25.80%	8,283	2009
	17.031179	9.505635	-44.19%	13,037	2008
	14.609381	17.031179	16.58%	16,213	2007
	12.454435	14.609381	17.30%	19,111	2006
	10.000000	12.454435	25.54%	32,542	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.740714	22.622444	27.52%	741	2010
	13.811753	17.740714	28.45%	935	2009
	20.733811	13.811753	-33.39%	0	2008
	21.357333	20.733811	-2.92%	233	2007
	18.357779	21.357333	16.34%	235	2006
	16.971240	18.357779	8.17%	238	2005
	13.790406	16.971240	23.07%	240	2004
	10.495129	13.790406	31.40%	0	2003
	10.000000	10.495129	4.95%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ	12.913052	13.520524	4.70%	5,621	2010
	12.594697	12.913052	2.53%	0	2009
	11.771067	12.594697	7.00%	0	2008
	11.102923	11.771067	6.02%	0	2007
	10.733038	11.102923	3.45%	0	2006
	10.538914	10.733038	1.84%	0	2005
	10.241288	10.538914	2.91%	0	2004
	10.074907	10.241288	1.65%	0	2003
	10.000000	10.074907	0.75%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ	32.301273	37.772824	16.94%	0	2010
	18.818970	32.301273	71.64%	0	2009
	40.011295	18.818970	-52.97%	0	2008
	31.240971	40.011295	28.07%	86	2007
	24.524512	31.240971	27.39%	86	2006
	19.352058	24.524512	26.73%	88	2005
	15.603288	19.352058	24.03%	1,345	2004
	10.255143	15.603288	52.15%	835	2003
	10.000000	10.255143	2.55%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.817920	19.654567	16.87%	1,063	2010
	9.795850	16.817920	71.68%	5,457	2009
	20.812198	9.795850	-52.93%	8,681	2008
	16.261356	20.812198	27.99%	6,388	2007
	12.757608	16.261356	27.46%	7,990	2006
	10.000000	12.757608	27.58%	8,190	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.200097	20.699721	7.81%	0	2010
	14.087826	19.200097	36.29%	0	2009
	23.759356	14.087826	-40.71%	0	2008
	20.692934	23.759356	14.82%	0	2007
	17.132893	20.692934	20.78%	0	2006
	15.637275	17.132893	9.56%	0	2005
	13.265795	15.637275	17.88%	9,582	2004
	10.089147	13.265795	31.49%	0	2003
	10.000000	10.089147	0.89%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.616141	13.601545	7.81%	1,996	2010
	9.246485	12.616141	36.44%	6,700	2009
	15.598069	9.246485	-40.72%	9,571	2008
	13.586258	15.598069	14.81%	8,253	2007
	11.247378	13.586258	20.79%	10,656	2006
	10.000000	11.247378	12.47%	29,478	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	15.209270	17.300572	13.75%	0	2010
	12.885555	15.209270	18.03%	0	2009
	12.199637	12.885555	5.62%	0	2008
	11.048537	12.199637	10.42%	2,085	2007
	9.845093	11.048537	12.22%	0	2006
	10.000000	9.845093	-1.55%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ	15.250758	16.288342	6.80%	0	2010
	11.696974	15.250758	30.38%	0	2009
	20.392444	11.696974	-42.64%	0	2008
	20.035569	20.392444	1.78%	352	2007
	16.539178	20.035569	21.14%	354	2006
	15.276401	16.539178	8.27%	359	2005
	13.239131	15.276401	15.39%	362	2004
	10.074753	13.239131	31.41%	0	2003
	10.000000	10.074753	0.75%	0	2002*

Invesco - Invesco V.I. Basic Value Fund: Series I - Q/NQ	12.699298	13.557902	6.76%	0	2010
	8.627917	12.699298	47.19%	0	2009
	17.987349	8.627917	-52.03%	0	2008
	17.812351	17.987349	0.98%	0	2007
	15.821494	17.812351	12.58%	0	2006
	15.045693	15.821494	5.16%	0	2005
	13.621110	15.045693	10.46%	0	2004
	10.249768	13.621110	32.89%	0	2003
	10.000000	10.249768	2.50%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	11.695948	13.433292	14.85%	0	2010
	9.713223	11.695948	20.41%	0	2009
	16.983990	9.713223	-42.81%	0	2008
	15.246733	16.983990	11.39%	0	2007
	14.422210	15.246733	5.72%	0	2006
	13.324422	14.422210	8.24%	0	2005
	12.565519	13.324422	6.04%	0	2004
	9.755244	12.565519	28.81%	0	2003
	10.000000	9.755244	-2.45%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series I - Q/NQ	16.361241	19.326736	18.13%	0	2010
	11.555534	16.361241	41.59%	0	2009
	21.934387	11.555534	-47.32%	0	2008
	19.898458	21.934387	10.23%	7,166	2007
	17.171476	19.898458	15.88%	7,520	2006
	15.753067	17.171476	9.00%	9,099	2005
	13.714480	15.753067	14.86%	3,973	2004
	10.188052	13.714480	34.61%	1,150	2003
	10.000000	10.188052	1.88%	491	2002*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I - Q/NQ	8.192900	10.473157	27.83%	0	2010
	6.792259	8.192900	20.62%	0	2009
	9.943089	6.792259	-31.69%	0	2008
	10.000000	9.943089	-0.57%	0	2007*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series I - Q/NQ	9.813212	11.318508	15.34%	0	2010
	7.662155	9.813212	28.07%	0	2009
	11.976660	7.662155	-36.02%	0	2008
	12.294452	11.976660	-2.58%	0	2007
	10.631382	12.294452	15.64%	0	2006
	10.000000	10.631382	6.31%	0	2005*

Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I - Q/NQ	16.032441	17.939272	11.89%	2,605	2010
	12.962555	16.032441	23.68%	10,671	2009
	19.178035	12.962555	-32.41%	10,792	2008
	18.759447	19.178035	2.23%	19,118	2007
	16.228257	18.759447	15.60%	15,869	2006
	14.836150	16.228257	9.38%	22,933	2005
	13.042874	14.836150	13.75%	10,090	2004
	10.243714	13.042874	27.33%	3,039	2003
	10.000000	10.243714	2.44%	781	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.921610	12.884574	8.08%	0	2010
	10.000000	11.921610	19.22%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.288487	17.514187	7.52%	813	2010
	13.042131	16.288487	24.89%	813	2009
	15.623368	13.042131	-16.52%	813	2008
	14.244817	15.623368	9.68%	813	2007
	12.972344	14.244817	9.81%	0	2006
	12.115746	12.972344	7.07%	0	2005
	11.249789	12.115746	7.70%	0	2004
	9.947064	11.249789	13.10%	0	2003
	10.000000	9.947064	-0.53%	0	2002*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.900170	18.955161	5.89%	261	2010
	12.326914	17.900170	45.21%	2,934	2009
	22.257234	12.326914	-44.62%	2,327	2008
	16.380152	22.257234	35.88%	16,730	2007
	15.094433	16.380152	8.52%	23,163	2006
	13.484525	15.094433	11.94%	27,946	2005
	11.493880	13.484525	17.32%	0	2004
	9.612485	11.493880	19.57%	0	2003
	10.000000	9.612485	-3.88%	1,014	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.397658	26.606359	24.34%	3,437	2010
	12.015251	21.397658	78.09%	0	2009
	25.280799	12.015251	-52.47%	0	2008
	19.849103	25.280799	27.36%	0	2007
	13.605379	19.849103	45.89%	0	2006
	10.000000	13.605379	36.05%	0	2005*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.702905	40.659418	24.33%	0	2010
	18.363457	32.702905	78.09%	0	2009

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Large Cap Growth Portfolio: Class II - Q/NQ	11.432667	14.182165	24.05%	0	2010
	8.079976	11.432667	41.49%	0	2009
	11.791482	8.079976	-41.18%	0	2008
	11.376353	11.791482	3.65%	0	2007
	11.376353	11.791482	3.65%	0	2006
	10.000000	11.376353	13.76%	0	2005*

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ	8.539456	10.631161	24.49%	0	2010
	6.014155	8.539456	41.99%	0	2009
	10.199600	6.014155	-41.04%	0	2008
	12.486214	13.737617	10.02%	0	2007
	11.205246	12.486214	11.43%	0	2006
	10.000000	11.205246	12.05%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ	13.666998	15.958508	16.77%	0	2010
	11.558253	13.666998	18.24%	0	2009
	18.280018	11.558253	-36.77%	0	2008
	17.770733	18.280018	2.87%	498	2007
	15.236860	17.770733	16.63%	501	2006
	14.839110	15.236860	2.68%	508	2005
	13.245298	14.839110	12.03%	512	2004
	10.165829	13.245298	30.29%	0	2003
	10.000000	10.165829	1.66%	0	2002*

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC - Q/NQ	14.625965	18.244558	24.74%	0	2010
	11.615434	14.625965	25.92%	0	2009
	19.259425	11.615434	-39.69%	0	2008
	19.254720	19.259425	0.02%	6,796	2007
	17.250985	19.254720	11.62%	7,814	2006
	16.028359	17.250985	7.63%	6,591	2005
	12.993126	16.028359	23.36%	2,143	2004
	10.472477	12.993126	24.07%	1,081	2003
	10.000000	10.472477	4.72%	501	2002*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.500119	15.057325	11.53%	0	2010
	9.759324	13.500119	38.33%	0	2009
	15.571718	9.759324	-37.33%	0	2008
	14.103438	15.571718	10.41%	0	2007
	13.215877	14.103438	6.72%	0	2006
	12.749882	13.215877	3.65%	0	2005
	11.763452	12.749882	8.39%	0	2004
	9.647687	11.763452	21.93%	0	2003
	10.000000	9.647687	-3.52%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.909862	17.597071	10.60%	13,688	2010
	13.064676	15.909862	21.78%	21,872	2009
	19.532298	13.064676	-33.11%	27,560	2008
	18.254726	19.532298	7.00%	23,909	2007
	15.232002	18.254726	19.84%	9,371	2006
	14.385736	15.232002	5.88%	11,075	2005
	12.597682	14.385736	14.19%	4,274	2004
	10.157726	12.597682	24.02%	1,212	2003
	10.000000	10.157726	1.58%	148	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.513173	12.757096	21.34%	2,931	2010
	7.859052	10.513173	33.77%	12,956	2009
	14.753783	7.859052	-46.73%	17,596	2008
	14.373953	14.753783	2.64%	18,979	2007
	11.707420	14.373953	22.78%	16,531	2006
	10.000000	11.707420	17.07%	5,279	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio - I Class - Q/NQ	16.724605	21.472219	28.39%	2,241	2010
	12.779088	16.724605	30.87%	4,207	2009
	22.690528	12.779088	-43.68%	5,162	2008*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.265149	12.861841	25.30%	0	2010
	7.062250	10.265149	45.35%	0	2009
	13.137800	7.062250	-46.24%	0	2008
	12.819369	13.137800	2.48%	0	2007
	11.619456	12.819369	10.33%	0	2006
	10.000000	11.619456	16.19%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.871555	11.383150	4.71%	0	2010
	9.646161	10.871555	12.70%	0	2009
	11.204077	9.646161	-13.90%	0	2008
	10.753296	11.204077	4.19%	0	2007
	10.376600	10.753296	3.63%	0	2006
	10.285388	10.376600	0.89%	0	2005
	10.262312	10.285388	0.22%	0	2004
	10.074844	10.262312	1.86%	0	2003
	10.000000	10.074844	0.75%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.231190	13.359825	18.95%	951	2010
	9.199920	11.231190	22.08%	1,083	2009
	15.283922	9.199920	-39.81%	0	2008
	15.290155	15.283922	-0.04%	8,430	2007
	14.607268	15.290155	4.67%	8,214	2006
	14.274275	14.607268	2.33%	10,348	2005
	12.829494	14.274275	11.26%	4,049	2004
	10.315097	12.829494	24.38%	1,084	2003
	10.000000	10.315097	3.15%	170	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	13.479220	14.667470	8.82%	0	2010
	9.378600	13.479220	43.72%	0	2009
	17.309488	9.378600	-45.82%	0	2008
	15.248218	17.309488	13.52%	25,047	2007
	14.203381	15.248218	7.36%	28,819	2006
	13.588886	14.203381	4.52%	35,576	2005
	12.777732	13.588886	6.35%	14,861	2004
	9.812128	12.777732	30.22%	5,353	2003
	10.000000	9.812128	-1.88%	917	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.288888	14.173601	15.34%	0	2010
	8.845457	12.288888	38.93%	0	2009
	14.872130	8.845457	-40.52%	0	2008
	14.063526	14.872130	5.75%	0	2007
	12.015706	14.063526	17.04%	0	2006
	10.000000	12.015706	20.16%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	19.559745	22.557717	15.33%	0	2010
	14.071430	19.559745	39.00%	0	2009
	23.656436	14.071430	-40.52%	0	2008
	22.374117	23.656436	5.73%	0	2007
	19.115616	22.374117	17.05%	0	2006
	16.815187	19.115616	13.68%	0	2005
	14.189083	16.815187	18.51%	0	2004
	9.975838	14.189083	42.23%	0	2003
	10.000000	9.975838	-0.24%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.547120	2.905093	14.05%	0	2010
	2.020642	2.547120	26.05%	0	2009
	9.625457	2.020642	-79.01%	0	2008
	10.000000	9.625457	-3.75%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.547120	2.905093	14.05%	0	2010
	3.226512	2.547120	26.05%	0	2009
	15.211805	3.226512	-78.79%	0	2008
	15.311932	15.211805	-0.65%	749	2007
	14.070516	15.311932	8.82%	754	2006
	13.828188	14.070516	1.75%	765	2005
	12.760488	13.828188	8.37%	770	2004
	10.351122	12.760488	23.28%	0	2003
	10.000000	10.351122	3.51%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.399156	15.471919	15.47%	0	2010
	10.502542	13.399156	27.58%	0	2009
	17.163400	10.502542	-38.81%	0	2008
	16.527667	17.163400	3.85%	0	2007
	14.448009	16.527667	14.39%	0	2006
	13.708471	14.448009	5.39%	949	2005
	12.593074	13.708471	8.86%	0	2004
	9.992748	12.593074	26.02%	0	2003
	10.000000	9.992748	-0.07%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	17.616806	21.620685	22.73%	0	2010
	12.911627	17.616806	36.44%	0	2009
	20.882897	12.911627	-38.17%	17,377	2008
	21.256139	20.882897	-1.76%	15,111	2007
	18.585923	21.256139	14.37%	13,228	2006
	17.001770	18.585923	9.32%	15,825	2005
	14.315677	17.001770	18.76%	6,276	2004
	9.971327	14.315677	43.57%	2,086	2003
	10.000000	9.971327	-0.29%	401	2002*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.926021	11.884312	8.77%	0	2010
	10.000000	10.926021	9.26%	0	2009*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ	17.585376	20.024431	13.87%	3,415	2010
	12.612279	17.585376	39.43%	6,820	2009
	16.583290	12.612279	-23.95%	11,069	2008
	16.108643	16.583290	2.95%	13,704	2007
	14.850098	16.108643	8.47%	14,818	2006
	14.342178	14.850098	3.54%	25,547	2005
	13.167084	14.342178	8.92%	11,886	2004
	10.777488	13.167084	22.17%	2,390	2003
	10.000000	10.777488	7.77%	487	2002*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ	12.891048	13.498396	4.71%	18,597	2010
	11.438922	12.891048	12.69%	30,515	2009
	11.554296	11.438922	-1.00%	43,105	2008
	10.820569	11.554296	6.78%	31,914	2007
	10.465623	10.820569	3.39%	31,142	2006
	10.418784	10.465623	0.45%	53,656	2005
	10.287172	10.418784	1.28%	40,303	2004
	10.107069	10.287172	1.78%	0	2003
	10.000000	10.107069	1.07%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	15.048280	16.179724	7.52%	15,653	2010
	13.269943	15.048280	13.40%	34,878	2009
	12.738412	13.269943	4.17%	51,482	2008
	11.779377	12.738412	8.14%	70,805	2007
	11.405599	11.779377	3.28%	57,807	2006
	11.196845	11.405599	1.86%	85,636	2005
	10.734735	11.196845	4.30%	21,884	2004
	10.275924	10.734735	4.46%	7,661	2003
	10.000000	10.275924	2.76%	1,070	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.136554	13.805183	13.75%	0	2010
	9.401027	12.136554	29.10%	0	2009
	15.420141	9.401027	-39.03%	0	2008
	16.502409	15.420141	-6.56%	0	2007
	14.315699	16.502409	15.27%	0	2006
	13.679479	14.315699	4.65%	0	2005
	12.379573	13.679479	10.50%	0	2004
	10.000000	12.379573	23.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.549794	17.014698	9.42%	0	2010
	12.545362	15.549794	23.95%	0	2009

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	15.230020	19.081816	25.29%	0	2010
	11.642922	15.230020	30.81%	0	2009
	19.306715	11.642922	-39.69%	0	2008
	22.243209	19.306715	-13.20%	0	2007
	19.068108	22.243209	16.65%	0	2006
	17.913690	19.068108	6.44%	0	2005
	14.271544	17.913690	25.52%	0	2004
	10.000000	14.271544	42.72%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	14.563689	17.495917	20.13%	0	2010
	8.935082	14.563689	62.99%	0	2009
	14.268367	8.935082	-37.38%	0	2008
	13.597090	14.268367	4.94%	0	2007
	12.967229	13.597090	4.86%	0	2006
	12.336474	12.967229	5.11%	0	2005
	11.810334	12.336474	4.45%	0	2004
	10.000000	11.810334	18.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	11.028113	12.722328	15.36%	3,493	2010
	7.820721	11.028113	41.01%	22,535	2009
	13.712411	7.820721	-42.97%	43,990	2008
	12.257770	13.712411	11.87%	5,287	2007
	11.273677	12.257770	8.73%	0	2006
	10.000000	11.273677	12.74%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	10.116223	11.543724	14.11%	0	2010
	8.121403	10.116223	24.56%	0	2009
	12.813033	8.121403	-36.62%	0	2008
	12.505382	12.813033	2.46%	0	2007
	10.598069	12.505382	18.00%	0	2006
	10.000000	10.598069	5.98%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.838078	22.742943	9.14%	0	2010
	16.092041	20.838078	29.49%	0	2009

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	19.945059	25.778391	29.25%	830	2010
	15.624995	19.945059	27.65%	6,985	2009
	25.298124	15.624995	-38.24%	9,565	2008
	30.675359	25.298124	-17.53%	9,783	2007
	22.343746	30.675359	37.29%	7,226	2006
	19.194059	22.343746	16.41%	11,463	2005
	14.150199	19.194059	35.65%	5,246	2004
	10.347058	14.150199	36.76%	1,970	2003
	10.000000	10.347058	3.47%	483	2002*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	9.678653	12.202394	26.08%	0	2010
	6.375732	9.678653	51.80%	0	2009
	10.000000	6.375732	-36.24%	0	2008*

Appendix C:  Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:

1)
Contract ownership at annuitization.  On the annuitization date , if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

2)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description , and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities , and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans , and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value .

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value . In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans, or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value .

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value .  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs , and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were non - deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non - taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" satisfies the 5 -year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5- year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non - qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date , a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non - qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non - qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant .

Same- Sex Marriages , Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor . To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender,  one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments , or an immediate annuity) or "other similar life event" such as divorce , or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor .

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) , or individual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

1)	an individual who is 2 or more generations younger than the contract owner; or

2)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non - qualified contracts .  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs , and Tax Sheltered Annuities after the death of the annuitant , or that are made from non - qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non - qualified contracts , the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non - qualified contracts , the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date , then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs , and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA , or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs , and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA , or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA , or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value .

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA , or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA , or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs , and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA , or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non - taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or non - taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans , Tax Sheltered Annuities , and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans , Tax Sheltered Annuities, Qualified Plans , and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.   The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.   This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

Appendix D:  State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California - For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period .  Further, Nationwide will honor any free look cancellation request received or postmarked within 35 days after the contract issue date (see "Right to Examine and Cancel" and "Ownership Interests in the Contract").

Hawaii - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract") .

Maryland - the amount of the premium tax charged against the contract will be the amount paid on the contract's behalf.  Nationwide currently deducts such charges from a Contract Value either (1) at the time the contract is surrendered, or (2) at the Annuitization Date.

Massachusetts - Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 66 years of age or the sixth contract anniversary.

New Jersey - Charitable Remainder Trust contract type is not available.

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).

The calculations used to determine the amount of the death benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.

If the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide does not have the right to require payment in a lump sum.

New York - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract") .

The 3, 5, 7 and 10-year options related to market value adjustments and Guaranteed Term Options are not permitted.

Oregon - Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 66 years of age or the sixth contract anniversary.

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract") .

Pennsylvania - Joint owners are not limited to spouses.

The 3, 5, 7 and 10-year options related to market value adjustments and Guaranteed Term Options are not permitted.

Nationwide will not charge against the Contract Value the amount of any premium taxes levied by a state or any other government entity upon the purchase payments received by Nationwide.

Puerto Rico - Nationwide will not charge premium taxes against the contract.

South Carolina - The cumulative total of all purchase payments under this and any other annuity contracts(s) issued by Nationwide having the same Contract Owner and/or Annuitant may not exceed $1,000,000 with the prior written consent of Nationwide.

Texas - The cumulative total of all purchase payments under this and any other annuity contracts(s) issued by Nationwide having the same Contract Owner and/or Annuitant may not exceed $1,000,000 with the prior written consent of Nationwide.

Vermont - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract") .

Washington - Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 66 years of age or the sixth contract anniversary.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-13

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2011 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling: 1-800-478-9727, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-13 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-13 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2010 , 2009 and 2008 , no underwriting commissions have been paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual funds.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract   and the Contract Maintenance Charge.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective investors in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

No Additional Contract Options Elected (Total 0.35%)
(Variable account charges of 0.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ	13.627302	15.357517	12.70%	0	2010
	11.318250	13.627302	20.40%	0	2009
	19.122593	11.318250	-40.81%	0	2008
	18.255726	19.122593	4.75%	0	2007
	15.619602	18.255726	16.88%	0	2006
	14.946913	15.619602	4.50%	0	2005
	13.456958	14.946913	11.07%	0	2004
	10.191620	13.456958	32.04%	0	2003
	10.000000	10.191620	1.92%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ	19.329351	20.146327	4.23%	0	2010
	14.402406	19.329351	34.21%	0	2009
	30.872066	14.402406	-53.35%	0	2008
	29.271433	30.872066	5.47%	1,541	2007
	21.688871	29.271433	34.96%	1,553	2006
	18.636577	21.688871	16.38%	1,672	2005
	14.938281	18.636577	24.76%	1,672	2004
	10.384109	14.938281	43.86%	3,409	2003
	10.000000	10.384109	3.84%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ	20.569468	25.897050	25.90%	29,898	2010
	15.944539	20.569468	29.01%	0	2009
	24.877825	15.944539	-35.91%	0	2008
	29.209701	24.877825	-14.83%	0	2007
	21.676240	29.209701	34.75%	0	2006
	19.479055	21.676240	11.28%	912	2005
	14.412582	19.479055	35.15%	797	2004
	10.382958	14.412582	38.81%	0	2003
	10.000000	10.382958	3.83%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ	20.027092	25.327032	26.46%	39	2010
	14.068225	20.027092	42.36%	39	2009
	21.913712	14.068225	-35.80%	39	2008
	21.622558	21.913712	1.35%	39	2007
	18.963707	21.622558	14.02%	0	2006
	17.799540	18.963707	6.54%	1,986	2005
	14.972062	17.799540	18.89%	1,724	2004
	10.636000	14.972062	40.77%	0	2003
	10.000000	10.636000	6.36%	0	2002*

3

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	13.360407	13.995184	4.75%	16,777	2010
	12.164728	13.360407	9.83%	262,461	2009
	12.404520	12.164728	-1.93%	29,982	2008
	11.368938	12.404520	9.11%	124,974	2007
	11.230497	11.368938	1.23%	149,439	2006
	11.096432	11.230497	1.21%	134,683	2005
	10.523889	11.096432	5.44%	65,282	2004
	10.000000	10.523889	5.24%	12,899	2003
	10.000000	10.000000	0.00%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.667269	15.546120	13.75%	0	2010
	11.613573	13.667269	17.68%	0	2009
	17.816439	11.613573	-34.82%	0	2008
	17.891378	17.816439	-0.42%	0	2007
	15.333914	17.891378	16.68%	0	2006
	14.706594	15.333914	4.27%	0	2005
	13.061261	14.706594	12.60%	0	2004
	10.132849	13.061261	28.90%	0	2003
	10.000000	10.132849	1.33%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.087337	19.290907	12.90%	0	2010
	12.819045	17.087337	33.30%	0	2009

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	7.602759	8.583211	12.90%	10,727	2010
	5.703642	7.602759	33.30%	26,769	2009

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	12.868932	15.292941	18.84%	75,376	2010
	9.938177	12.868932	29.49%	39,716	2009
	13.182754	9.938177	-24.61%	43,172	2008
	13.541474	13.182754	-2.65%	818	2007
	11.295924	13.541474	19.88%	0	2006
	10.000000	11.295924	12.96%	0	2005*

4

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.406866	14.352029	15.68%	0	2010
	9.258246	12.406866	34.01%	0	2009
	15.876391	9.258246	-41.69%	0	2008
	13.165577	15.876391	20.59%	0	2007
	13.659114	13.165577	-3.61%	0	2006
	13.416427	13.659114	1.81%	2,644	2005
	12.164894	13.416427	10.29%	2,286	2004
	9.774024	12.164894	24.46%	0	2003
	10.000000	9.774024	-2.26%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.399177	17.405046	13.03%	2,869	2010
	12.892381	15.399177	19.44%	527	2009
	17.668682	12.892381	-27.03%	1,409	2008
	18.691477	17.668682	-5.47%	5,141	2007
	15.808242	18.691477	18.24%	3,740	2006
	15.103374	15.808242	4.67%	2,632	2005
	13.256364	15.103374	13.93%	1,179	2004
	10.315649	13.256364	28.51%	0	2003
	10.000000	10.315649	3.16%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.811669	13.346878	23.45%	363	2010
	8.859039	10.811669	22.04%	363	2009
	17.303814	8.859039	-48.80%	363	2008
	12.423756	17.303814	39.28%	725	2007
	11.437030	12.423756	8.63%	0	2006
	10.000000	11.437030	14.37%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.149454	13.288670	9.38%	7,412	2010
	10.000000	12.149454	21.49%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.561659	22.019941	25.39%	4,293	2010
	14.095643	17.561659	24.59%	16,026	2009
	20.474559	14.095643	-31.16%	200	2008
	20.682234	20.474559	-1.00%	401	2007
	18.140461	20.682234	14.01%	0	2006
	16.976160	18.140461	6.86%	0	2005
	13.976978	16.976160	21.46%	0	2004
	10.180078	13.976978	37.30%	0	2003
	10.000000	10.180078	1.80%	0	2002*

5

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.980214	15.998415	14.44%	5,921	2010
	11.104914	13.980214	25.89%	8,191	2009
	17.728549	11.104914	-37.36%	8,191	2008
	16.902871	17.728549	4.88%	12,552	2007
	14.686065	16.902871	15.09%	5,123	2006
	14.077103	14.686065	4.33%	1,280	2005
	12.767988	14.077103	10.25%	1,286	2004
	9.981671	12.767988	27.91%	0	2003
	10.000000	9.981671	-0.18%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.842552	15.906961	14.91%	11,642	2010
	11.334293	13.842552	22.13%	34,078	2009
	16.145195	11.334293	-29.80%	44,550	2008
	15.123513	16.145195	6.76%	48,763	2007
	13.029609	15.123513	16.07%	90,022	2006
	12.526853	13.029609	4.01%	89,658	2005
	11.967001	12.526853	4.68%	55,070	2004
	9.910929	11.967001	20.75%	8,664	2003
	10.000000	9.910929	-0.89%	0	2002*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	11.166313	14.593294	30.69%	0	2010
	8.890624	11.166313	25.60%	0	2009
	14.296135	8.890624	-37.81%	0	2008
	16.130527	14.296135	-11.37%	0	2007
	15.598906	16.130527	3.41%	0	2006
	14.795348	15.598906	5.43%	0	2005
	13.335043	14.795348	10.95%	0	2004
	10.161649	13.335043	31.23%	0	2003
	10.000000	10.161649	1.62%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.415731	14.505694	8.12%	725	2010
	11.178566	13.415731	20.01%	0	2009
	12.099625	11.178566	-7.61%	0	2008
	11.522063	12.099625	5.01%	3,068	2007
	11.101268	11.522063	3.79%	2,662	2006
	10.997465	11.101268	0.94%	0	2005
	10.650536	10.997465	3.26%	0	2004
	10.213444	10.650536	4.28%	0	2003
	10.000000	10.213444	2.13%	0	2002*

6

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.309343	20.199705	16.70%	57,794	2010
	12.803703	17.309343	35.19%	65,667	2009
	22.389771	12.803703	-42.81%	33,187	2008
	19.121129	22.389771	17.09%	4,491	2007
	17.195277	19.121129	11.20%	3,357	2006
	14.767576	17.195277	16.44%	0	2005
	12.848559	14.767576	14.94%	0	2004
	10.045506	12.848559	27.90%	0	2003
	10.000000	10.045506	0.46%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.927739	15.973034	14.69%	2,428	2010
	10.748665	13.927739	29.58%	740	2009
	18.825868	10.748665	-42.90%	1,799	2008
	18.628259	18.825868	1.06%	2,333	2007
	15.567604	18.628259	19.66%	1,347	2006
	14.771634	15.567604	5.39%	1,404	2005
	13.308674	14.771634	10.99%	1,584	2004
	10.256045	13.308674	29.76%	0	2003
	10.000000	10.256045	2.56%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.673275	15.666958	23.62%	2,134	2010
	9.924303	12.673275	27.70%	0	2009
	18.874073	9.924303	-47.42%	0	2008
	14.929225	18.874073	26.42%	0	2007
	14.036569	14.929225	6.36%	504	2006
	13.329570	14.036569	5.30%	89	2005
	12.953631	13.329570	2.90%	54,078	2004
	9.789856	12.953631	32.32%	7,800	2003
	10.000000	9.789856	-2.10%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	13.527574	14.515397	7.30%	29,138	2010
	11.735713	13.527574	15.27%	17,108	2009
	12.184536	11.735713	-3.68%	5,139	2008
	11.733433	12.184536	3.84%	5,656	2007
	11.289113	11.733433	3.94%	3,500	2006
	11.097806	11.289113	1.72%	3,566	2005
	10.675714	11.097806	3.95%	3,785	2004
	10.196943	10.675714	4.70%	0	2003
	10.000000	10.196943	1.97%	0	2002*

7

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	13.143289	16.856562	28.25%	20,324	2010
	9.420041	13.143289	39.52%	4,257	2009
	15.627146	9.420041	-39.72%	4,135	2008
	13.579313	15.627146	15.08%	9,428	2007
	12.103073	13.579313	12.20%	4,657	2006
	10.000000	12.103073	21.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ	11.573450	11.541353	-0.28%	205,881	2010
	11.559269	11.573450	0.12%	34,415	2009
	11.287040	11.559269	2.41%	149,127	2008
	10.795772	11.287040	4.55%	28,138	2007
	10.354209	10.795772	4.26%	34,916	2006
	10.109050	10.354209	2.43%	56,384	2005
	10.049058	10.109050	0.60%	47,596	2004
	10.009618	10.049058	0.39%	8,522	2003
	10.000000	10.009618	0.10%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	18.690901	21.045299	12.60%	0	2010
	14.834518	18.690901	26.00%	0	2009
	26.519285	14.834518	-44.06%	0	2008
	22.705988	26.519285	16.79%	0	2007
	19.318457	22.705988	17.54%	417	2006
	16.294795	19.318457	18.56%	0	2005
	14.408642	16.294795	13.09%	47,129	2004
	10.096919	14.408642	42.70%	8,350	2003
	10.000000	10.096919	0.97%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.070305	13.592829	12.61%	13,583	2010
	9.575941	12.070305	26.05%	23,858	2009
	17.122614	9.575941	-44.07%	36,170	2008
	14.658182	17.122614	16.81%	52,246	2007
	12.471014	14.658182	17.54%	67,832	2006
	10.000000	12.471014	24.71%	82,536	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.996777	22.995056	27.77%	2,192	2010
	13.982963	17.996777	28.71%	8,759	2009
	20.948569	13.982963	-33.25%	2,767	2008
	21.534984	20.948569	-2.72%	1,945	2007
	18.473438	21.534984	16.57%	1,574	2006
	17.044008	18.473438	8.39%	1,602	2005
	13.821748	17.044008	23.31%	1,698	2004
	10.497897	13.821748	31.66%	0	2003
	10.000000	10.497897	4.98%	0	2002*

8

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ	13.099398	13.743206	4.91%	1,692	2010
	12.750803	13.099398	2.73%	0	2009
	11.893050	12.750803	7.21%	0	2008
	11.195349	11.893050	6.23%	0	2007
	10.800733	11.195349	3.65%	0	2006
	10.584161	10.800733	2.05%	0	2005
	10.264605	10.584161	3.11%	0	2004
	10.077571	10.264605	1.86%	0	2003
	10.000000	10.077571	0.78%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ	32.767266	38.394687	17.17%	0	2010
	19.052186	32.767266	71.99%	0	2009
	40.425554	19.052186	-52.87%	247	2008
	31.500763	40.425554	28.33%	250	2007
	24.678985	31.500763	27.64%	359	2006
	19.435011	24.678985	26.98%	270	2005
	15.638739	19.435011	24.27%	10,239	2004
	10.257853	15.638739	52.46%	1,509	2003
	10.000000	10.257853	2.58%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.976355	19.879562	17.10%	87,128	2010
	9.868307	16.976355	72.03%	111,619	2009
	20.923899	9.868307	-52.84%	21,506	2008
	16.315658	20.923899	28.24%	20,484	2007
	12.774595	16.315658	27.72%	28,610	2006
	10.000000	12.774595	27.75	34,309	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.477154	21.040591	8.03%	1,201	2010
	14.262434	19.477154	36.56%	1,201	2009
	24.005457	14.262434	-40.59%	1,201	2008
	20.865093	24.005457	15.05%	1,201	2007
	17.240869	20.865093	21.02%	1,632	2006
	15.704345	17.240869	9.78%	1,201	2005
	13.295964	15.704345	18.11%	42,230	2004
	10.091812	13.295964	31.75%	0	2003
	10.000000	10.091812	0.92%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.734998	13.757252	8.03%	9,047	2010
	9.314862	12.734998	36.72%	15,653	2009
	15.681804	9.314862	-40.60%	24,052	2008
	13.631624	15.681804	15.04%	30,977	2007
	11.262357	13.631624	21.04%	40,600	2006
	10.000000	11.262357	12.62%	75,149	2005*

9

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	15.352454	17.498528	13.98%	73,636	2010
	12.980774	15.352454	18.27%	105,741	2009
	12.265122	12.980774	5.83%	1,034	2008
	11.085441	12.265122	10.64%	1,656	2007
	9.858218	11.085441	12.45%	0	2006
	10.000000	9.858218	-1.42%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ	15.470821	16.556566	7.02%	0	2010
	11.841949	15.470821	30.64%	0	2009
	20.603671	11.841949	-42.53%	782	2008
	20.202235	20.603671	1.99%	794	2007
	16.643400	20.202235	21.38%	821	2006
	15.341901	16.643400	8.48%	855	2005
	13.269236	15.341901	15.62%	965	2004
	10.077419	13.269236	31.67%	0	2003
	10.000000	10.077419	0.77%	0	2002*

Invesco - Invesco V.I. Basic Value Fund: Series I - Q/NQ	12.882616	13.781254	6.98%	0	2010
	8.734903	12.882616	47.48%	0	2009
	18.173665	8.734903	-51.94%	0	2008
	17.960539	18.173665	1.19%	0	2007
	15.921189	17.960539	12.81%	0	2006
	15.110197	15.921189	5.37%	0	2005
	13.652060	15.110197	10.68%	0	2004
	10.252469	13.652060	33.16%	0	2003
	10.000000	10.252469	2.52%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	11.864748	13.654531	15.08%	0	2010
	9.833634	11.864748	20.65%	0	2009
	17.159922	9.833634	-42.69%	0	2008
	15.373580	17.159922	11.62%	0	2007
	14.513097	15.373580	5.93%	0	2006
	13.381568	14.513097	8.46%	0	2005
	12.594083	13.381568	6.25%	0	2004
	9.757823	12.594083	29.07%	0	2003
	10.000000	9.757823	-2.42%	0	2002*

10

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series I - Q/NQ	16.597384	19.645067	18.36%	260	2010
	11.698795	16.597384	41.87%	260	2009
	22.161596	11.698795	-47.21%	260	2008
	20.064000	22.161596	10.45%	24,154	2007
	17.279666	20.064000	16.11%	26,861	2006
	15.820611	17.279666	9.22%	23,260	2005
	13.745651	15.820611	15.10%	17,280	2004
	10.190742	13.745651	34.88%	3,061	2003
	10.000000	10.190742	1.91%	0	2002*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I - Q/NQ	8.237038	10.550722	28.09%	0	2010
	6.815138	8.237038	20.86%	0	2009
	9.956517	6.815138	-31.55%	0	2008
	10.000000	9.956517	-0.43%	0	2007*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series I - Q/NQ	9.905680	11.448106	15.57%	0	2010
	7.718840	9.905680	28.33%	0	2009
	12.040977	7.718840	-35.90%	0	2008
	12.335520	12.040977	-2.39%	0	2007
	10.645542	12.335520	15.87%	0	2006
	10.000000	10.645542	6.46%	0	2005

Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I - Q/NQ	16.263797	18.234702	12.12%	10,055	2010
	13.123225	16.263797	23.93%	25,580	2009
	19.376671	13.123225	-32.27%	25,972	2008
	18.915495	19.376671	2.44%	60,400	2007
	16.330519	18.915495	15.83%	56,281	2006
	14.899767	16.330519	9.60%	55,880	2005
	13.072520	14.899767	13.98%	36,550	2004
	10.246417	13.072520	27.58%	4,830	2003
	10.000000	10.246417	2.46%	0	2002*

IVY Funds Variable Insurance Portfolios, Inc.: Asset Strategy - Q/NQ	11.937606	12.927791	8.29%	120,072	2010
	10.000000	11.937606	19.38%	137,565	2009*

11

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.523515	17.802606	7.74%	5,980	2010
	13.203774	16.523515	25.14%	0	2009
	15.785224	13.203774	-16.35%	0	2008
	14.363360	15.785224	9.90%	0	2007
	13.054117	14.363360	10.03%	0	2006
	12.167724	13.054117	7.28%	0	2005
	11.275378	12.167724	7.91%	442	2004
	9.949695	11.275378	13.32%	0	2003
	10.000000	9.949695	-0.50%	0	2002*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.158485	19.267340	6.11%	3,380	2010
	12.479712	18.158485	45.50%	8,516	2009
	22.487757	12.479712	-44.50%	7,619	2008
	16.516432	22.487757	36.15%	49,984	2007
	15.189544	16.516432	8.74%	81,727	2006
	13.542353	15.189544	12.16%	75,739	2005
	11.520024	13.542353	17.55%	0	2004
	9.615030	11.520024	19.81%	0	2003
	10.000000	9.615030	-3.85%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.599174	26.910842	24.59%	61,733	2010
	12.104084	21.599174	78.45%	74,916	2009
	25.416399	12.104084	-52.38%	42,679	2008
	19.915319	25.416399	27.62%	3,986	2007
	13.623472	19.915319	46.18%	2,732	2006
	10.000000	13.623472	36.23%	0	2005*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.174803	41.328936	24.58%	0	2010
	18.591072	33.174803	78.44%	0	2009

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Large Cap Growth Portfolio: Class II - Q/NQ	8.585593	10.710061	24.74%	0	2010
	6.034521	8.585593	42.27%	0	2009
	13.811359	6.034521	-41.06%	0	2008
	11.391485	13.811359	3.86%	0	2007
	11.391485	11.830843	3.86%	0	2006
	10.000000	11.391485	13.91%	0	2005*

12

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ	11.540396	14.344556	24.30%	0	2010
	8.139742	11.540396	41.78%	0	2009
	13.811359	8.139742	-41.06%	0	2008
	12.527918	13.811363	10.24%	0	2007
	11.220170	12.527918	11.66%	0	2006
	10.000000	11.220170	12.20%	0	2005*

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ	13.864263	16.221375	17.00%	0	2010
	11.701529	13.864263	18.48%	0	2009
	18.469350	11.701529	-36.64%	1,383	2008
	17.918557	18.469350	3.07%	5,447	2007
	15.332877	17.918557	16.86%	4,995	2006
	14.902745	15.332877	2.89%	5,091	2005
	13.275404	14.902745	12.26%	4,797	2004
	10.168518	13.275404	30.55%	0	2003
	10.000000	10.168518	1.69%	0	2002*

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC - Q/NQ	14.837050	18.545038	24.99%	0	2010
	11.759398	14.837050	26.17%	1,645	2009
	19.458908	11.759398	-39.57%	1,645	2008
	19.414895	19.458908	0.23%	22,764	2007
	17.359667	19.414895	11.84%	28,973	2006
	16.097066	17.359667	7.84%	27,011	2005
	13.022653	16.097066	23.61%	16,158	2004
	10.475239	13.022653	24.32%	2,201	2003
	10.000000	10.475239	4.75%	0	2002*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.694935	15.305301	11.76%	0	2010
	9.880307	13.694935	38.61%	0	2009
	15.733021	9.880307	-37.20%	0	2008
	14.220785	15.733021	10.63%	0	2007
	13.299160	14.220785	6.93%	0	2006
	12.804559	13.299160	3.86%	0	2005
	11.790186	12.804559	8.60%	0	2004
	9.650239	11.790186	22.18%	0	2003
	10.000000	9.650239	-3.50%	0	2002*

13

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.139401	17.886810	10.83%	21,392	2010
	13.226565	16.139401	22.02%	51,551	2009
	19.734559	13.226565	-32.98%	61,327	2008
	18.406549	19.734559	7.21%	72,455	2007
	15.327978	18.406549	20.08%	32,959	2006
	14.447412	15.327978	6.09%	28,263	2005
	12.626317	14.447412	14.42%	18,365	2004
	10.160409	12.626317	24.27%	2,567	2003
	10.000000	10.160409	1.60%	0	2002*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.612244	12.903174	21.59%	9,418	2010
	7.917187	10.612244	34.04%	28,093	2009
	14.832994	7.917187	-46.62%	40,001	2008
	14.421955	14.832994	2.85%	59,403	2007
	11.723008	14.421955	23.02%	57,411	2006
	10.000000	11.723008	17.23%	22,110	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio - I Class - Q/NQ	16.965967	21.825847	28.64%	6,972	2010
	12.937501	16.965967	31.14%	9,419	2009
	22.925536	12.937501	-43.57%	12,809	2008*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.361899	13.009121	25.55%	0	2010
	7.114505	10.361899	45.64%	0	2009
	13.208351	7.114505	-46.14%	0	2008
	12.862193	13.208351	2.69%	0	2007
	11.634929	12.862193	10.55%	0	2006
	10.000000	11.634929	16.35%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	11.028410	11.570619	4.92%	16,979	2010
	9.765714	11.028410	12.93%	0	2009
	11.320169	9.765714	-13.73%	0	2008
	10.842798	11.320169	4.40%	0	2007
	10.442033	10.842798	3.84%	0	2006
	10.329527	10.442033	1.09%	0	2005
	10.285675	10.329527	0.43%	0	2004
	10.077504	10.285675	2.07%	0	2003
	10.000000	10.077504	0.78%	0	2002*

14

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.393265	13.579832	19.19%	1,617	2010
	9.313949	11.393265	22.32%	6,545	2009
	15.442240	9.313949	-39.69%	0	2008
	15.417355	15.442240	0.16%	26,029	2007
	14.699297	15.417355	4.88%	28,112	2006
	14.335474	14.699297	2.54%	25,055	2005
	12.858650	14.335474	11.49%	16,432	2004
	10.317820	12.858650	24.63%	2,078	2003
	10.000000	10.317820	3.18%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	13.673740	14.909029	9.03%	0	2010
	9.494860	13.673740	44.01%	0	2009
	17.488756	9.494860	-45.71%	0	2008
	15.375071	17.488756	13.75%	72,581	2007
	14.292874	15.375071	7.57%	99,772	2006
	13.647140	14.292874	4.73%	94,533	2005
	12.806776	13.647140	6.56%	62,054	2004
	9.814720	12.806776	30.49%	9,437	2003
	10.000000	9.814720	-1.85%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.404666	14.335870	15.57%	0	2010
	8.910872	12.404666	39.21%	0	2009
	14.951963	8.910872	-40.40%	0	2008
	14.110485	14.951963	5.96%	4,115	2007
	12.031707	14.110485	17.28%	3,486	2006
	10.000000	12.031707	20.32%	212	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	19.841971	22.929164	15.56%	0	2010
	14.245815	19.841971	39.28%	0	2009
	23.901432	14.245815	-40.40%	0	2008
	22.560220	23.901432	5.95%	0	2007
	19.236049	22.560220	17.28%	0	2006
	16.887278	19.236049	13.91%	1,241	2005
	14.221331	16.887278	18.75%	1,241	2004
	9.978474	14.221331	42.52%	0	2003
	10.000000	9.978474	-0.22%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.560820	2.926586	14.28%	0	2010
	2.027445	2.560820	26.31%	0	2009
	9.638386	2.027445	-78.96%	0	2008
	10.000000	9.638386	-3.62%	494	2007*

15

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	4.079181	4.667050	14.41%	0	2010
	3.266526	4.079181	24.88%	0	2009
	15.369385	3.266526	-78.75%	1,634	2008
	15.439341	15.369385	-0.45%	3,687	2007
	14.159209	15.439341	9.04%	3,758	2006
	13.887509	14.159209	1.96%	1,787	2005
	12.789508	13.887509	8.59%	2,016	2004
	10.353853	12.789508	23.52%	0	2003
	10.000000	10.353853	3.54%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.592494	15.726676	15.70%	0	2010
	10.632698	13.592494	27.84%	0	2009
	17.341155	10.632698	-38.69%	0	2008
	16.665135	17.341155	4.06%	0	2007
	14.539037	16.665135	14.62%	275	2006
	13.767245	14.539037	5.61%	69	2005
	12.621697	13.767245	9.08%	0	2004
	9.995389	12.621697	26.28%	0	2003
	10.000000	9.995389	-0.05%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	17.871029	21.976742	22.97%	705	2010
	13.071653	17.871029	36.72%	1,022	2009
	21.099160	13.071653	-38.05%	43,666	2008
	21.432909	21.099160	-1.56%	49,188	2007
	18.702976	21.432909	14.60%	48,203	2006
	17.074634	18.702976	9.54%	46,903	2005
	14.348203	17.074634	19.00%	31,171	2004
	9.973964	14.348203	43.86%	4,903	2003
	10.000000	9.973964	-0.26%	0	2002*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.940706	11.924215	8.99%	5,900	2010
	10.000000	10.940706	9.41%	2,085	2009*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ	17.840418	20.355708	14.10%	121,878	2010
	12.769516	17.840418	39.71%	18,314	2009
	16.756335	12.769516	-23.79%	23,532	2008
	16.243890	16.756335	3.15%	38,153	2007
	14.944805	16.243890	8.69%	48,038	2006
	14.404758	14.944805	3.75%	46,230	2005
	13.197995	14.404758	9.14%	26,527	2004
	10.781107	13.197995	22.42%	3,171	2003
	10.000000	10.781107	7.81%	0	2002*

16

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ	13.078003	13.721702	4.92%	245,162	2010
	11.581528	13.078003	12.92%	314,045	2009
	11.674863	11.581528	-0.80%	91,933	2008
	10.911417	11.674863	7.00%	93,644	2007
	10.532365	10.911417	3.60%	108,802	2006
	10.464242	10.532365	0.65%	100,295	2005
	10.311320	10.464242	1.48%	94,928	2004
	10.110463	10.311320	1.99%	0	2003
	10.000000	10.110463	1.10%	0	2002*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	15.266522	16.447385	7.73%	150,977	2010
	13.435376	15.266522	13.63%	186,609	2009
	12.871335	13.435376	4.38%	160,356	2008
	11.878272	12.871335	8.36%	203,705	2007
	11.478336	11.878272	3.48%	202,208	2006
	11.245698	11.478336	2.07%	166,779	2005
	10.759934	11.245698	4.51%	51,409	2004
	10.279374	10.759934	4.67%	12,595	2003
	10.000000	10.279374	2.79%	0	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.300257	14.019505	13.98%	0	2010
	9.508713	12.300257	29.36%	0	2009
	15.565389	9.508713	-38.91%	0	2008
	16.624218	15.565389	-6.37%	0	2007
	14.392511	16.624218	15.51%	0	2006
	13.725356	14.392511	4.86%	0	2005
	12.396175	13.725356	10.72%	0	2004
	10.000000	12.396175	23.96%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.759527	17.278821	9.64%	0	2010
	12.689037	15.759527	24.20%	0	2009

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	15.435496	19.378108	25.54%	202	2010
	11.776310	15.435496	31.07%	202	2009
	19.488585	11.776310	-39.57%	202	2008
	22.407390	19.488585	-13.03%	404	2007
	19.170415	22.407390	16.89%	0	2006
	17.973772	19.170415	6.66%	0	2005
	14.290678	17.973772	25.77%	0	2004
	10.000000	14.290678	42.91%	0	2003*

17

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	14.760121	17.767510	20.38%	0	2010
	9.037439	14.760121	63.32%	0	2009
	14.402776	9.037439	-37.25%	0	2008
	13.697479	14.402776	5.15%	0	2007
	13.036823	13.697479	5.07%	0	2006
	12.377871	13.036823	5.32%	0	2005
	11.826178	12.377871	4.67%	0	2004
	10.000000	11.826178	18.26%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	11.132023	12.867988	15.59%	10,000	2010
	7.878567	11.132023	41.30%	48,984	2009
	13.786023	7.878567	-42.85%	99,640	2008
	12.298708	13.786023	12.09%	23,136	2007
	11.288696	12.298708	8.95%	0	2006
	10.000000	11.288696	12.89%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	10.211535	11.675897	14.34%	776	2010
	8.181457	10.211535	24.81%	776	2009
	12.881805	8.181457	-36.49%	776	2008
	12.547144	12.881805	2.67%	7,451	2007
	10.612189	12.547144	18.23%	5,209	2006
	10.000000	10.612189	6.12%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.138670	23.117377	9.36%	0	2010
	16.291438	21.138670	29.75%	0	2009

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	20.232977	26.202995	29.51%	2,403	2010
	15.818694	20.232977	27.91%	15,971	2009
	25.560060	15.818694	-38.11%	22,857	2008
	30.930381	25.560060	-17.36%	30,254	2007
	22.484486	30.930381	37.56%	25,690	2006
	19.276319	22.484486	16.64%	29,784	2005
	14.182349	19.276319	35.92%	21,244	2004
	10.349787	14.182349	37.03%	3,766	2003
	10.000000	10.349787	3.50%	0	2002*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	9.711183	12.267994	26.33%	1,595	2010
	6.384314	9.711183	52.11%	0	2009
	10.000000	6.384314	-36.16%	0	2008*

18

Maximum Additional Contract Options Elected (Total 0.55%)
(Variable account charges of 0.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ	13.433434	15.108666	12.47%	0	2010
	11.179664	13.433434	20.16%	0	2009
	18.926544	11.179664	-40.93%	0	2008
	18.105107	18.926544	4.54%	0	2007
	15.521779	18.105107	16.64%	0	2006
	14.883081	15.521779	4.29%	0	2005
	13.426429	14.883081	10.85%	0	2004
	10.188930	13.426429	31.77%	0	2003
	10.000000	10.188930	1.89%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ	19.054388	19.819925	4.02%	0	2010
	14.226091	19.054388	33.94%	0	2009
	30.555710	14.226091	-53.44%	0	2008
	29.030074	30.555710	5.26%	0	2007
	21.553132	29.030074	34.69%	0	2006
	18.557056	21.553132	16.15%	0	2005
	14.904425	18.557056	24.51%	0	2004
	10.381369	14.904425	43.57%	1,884	2003
	10.000000	10.381369	3.81%	722	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ	20.276739	25.477355	25.65%	0	2010
	15.749277	20.276739	28.75%	0	2009
	24.622836	15.749277	-36.04%	0	2008
	28.968806	24.622836	-15.00%	0	2007
	21.540537	28.968806	34.49%	0	2006
	19.395907	21.540537	11.06%	0	2005
	14.379904	19.395907	34.88%	0	2004
	10.380218	14.379904	38.53%	0	2003
	10.000000	10.380218	3.80%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ	19.742197	24.916696	26.21%	0	2010
	13.895992	19.742197	42.07%	0	2009
	21.689078	13.895992	-35.93%	0	2008
	21.444194	21.689078	1.14%	0	2007
	18.844982	21.444194	13.79%	0	2006
	17.723566	18.844982	6.33%	0	2005
	14.938131	17.723566	18.65%	0	2004
	10.633197	14.938131	40.49%	0	2003
	10.000000	10.633197	6.33%	0	2002*

19

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	13.173834	13.772063	4.54%	4,836	2010
	12.018975	13.173834	9.61%	14,168	2009
	12.280542	12.018975	-2.13%	14,721	2008
	11.278068	12.280542	8.89%	47,048	2007
	11.163077	11.278068	1.03%	44,135	2006
	11.051937	11.163077	1.01%	71,207	2005
	10.502769	11.051937	5.23%	25,308	2004
	10.000000	10.502769	5.03%	7,800	2003
	10.000000	10.000000	0.00%	1,750	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.472838	15.294222	13.52%	0	2010
	11.471382	13.472838	17.45%	0	2009
	17.633782	11.471382	-34.95%	0	2008
	17.743774	17.633782	-0.62%	0	2007
	15.237890	17.743774	16.45%	0	2006
	14.643794	15.237890	4.06%	0	2005
	13.031640	14.643794	12.37%	0	2004
	10.130175	13.031640	28.64%	0	2003
	10.000000	10.130175	1.30%	0	2002*

American Century Variable Portfolios, Inc. American Century VP International Fund - Class I Q/NQ	16.844299	18.978427	12.67%	0	2010
	12.662114	16.844299	33.03%	0	2009

American Century Variable Portfolios, Inc. American Century VP International Fund - Class III Q/NQ	7.577292	8.537315	12.67%	3,585	2010
	5.695982	7.577292	33.03%	11,516	2009
	10.000000	5.695982	-43.04%	16,357	2008*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	12.748848	15.119849	18.60%	10,376	2010
	9.865236	12.748848	29.23%	17,296	2009
	13.112370	9.865236	-24.76%	16,381	2008
	13.496410	13.112370	-2.85%	0	2007
	11.280894	13.496410	19.64%	0	2006
	10.000000	11.280894	12.81%	0	2005*

20

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.230379	14.119512	15.45%	0	2010
	9.144893	12.230379	33.74%	0	2009
	15.713626	9.144893	-41.80%	0	2008
	13.056923	15.713626	20.35%	0	2007
	13.573566	13.056923	-3.81%	0	2006
	13.359127	13.573566	1.61%	0	2005
	12.137291	13.359127	10.07%	0	2004
	9.771441	12.137291	24.21%	0	2003
	10.000000	9.771441	-2.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.180146	17.123076	12.80%	0	2010
	12.734570	15.180146	19.20%	0	2009
	17.487569	12.734570	-27.18%	0	2008
	18.537296	17.487569	-5.66%	279	2007
	15.709269	18.537296	18.00%	281	2006
	15.038899	15.709269	4.46%	285	2005
	13.226309	15.038899	13.70%	314	2004
	10.312928	13.226309	28.25%	0	2003
	10.000000	10.312928	3.13%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.710768	13.195826	23.20%	0	2010
	8.794007	10.710768	21.80%	0	2009
	17.211443	8.794007	-48.91%	0	2008
	12.382398	17.211443	39.00%	0	2007
	11.421824	12.382398	8.41%	0	2006
	10.000000	11.421824	14.22%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.133171	13.244249	9.16%	0	2010
	10.000000	12.133171	21.33%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.311840	21.663174	25.14%	1,166	2010
	13.923072	17.311840	24.34%	9,201	2009
	20.264662	13.923072	-31.29%	0	2008
	20.511614	20.264662	-1.20%	0	2007
	18.026899	20.511614	13.78%	0	2006
	16.903706	18.026899	6.64%	0	2005
	13.945294	16.903706	21.21%	0	2004
	10.177389	13.945294	37.02%	0	2003
	10.000000	10.177389	1.77%	0	2002*

21

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.781365	15.739235	14.21%	0	2010
	10.968975	13.781365	25.64%	0	2009
	17.546837	10.968975	-37.49%	0	2008
	16.763442	17.546837	4.67%	0	2007
	14.594127	16.763442	14.86%	0	2006
	14.017014	14.594127	4.12%	0	2005
	12.739030	14.017014	10.03%	0	2004
	9.979035	12.739030	27.66%	0	2003
	10.000000	9.979035	-0.21%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.645632	15.649239	14.68%	2,464	2010
	11.195525	13.645632	21.88%	13,910	2009
	15.979650	11.195525	-29.94%	19,886	2008
	14.998712	15.979650	6.54%	16,885	2007
	12.947987	14.998712	15.84%	25,301	2006
	12.473333	12.947987	3.81%	36,112	2005
	11.939829	12.473333	4.47%	14,695	2004
	9.908309	11.939829	20.50%	4,671	2003
	10.000000	9.908309	-0.92%	833	2002*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	11.007413	14.356802	30.43%	0	2010
	8.781737	11.007413	25.34%	0	2009
	14.149533	8.781737	-37.94%	0	2008
	15.997430	14.149533	-11.55%	0	2007
	15.501233	15.997430	3.20%	0	2006
	14.732171	15.501233	5.22%	0	2005
	13.304802	14.732171	10.73%	0	2004
	10.158966	13.304802	30.97%	0	2003
	10.000000	10.158966	1.59%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.224902	14.270667	7.91%	0	2010
	11.041700	13.224902	19.77%	0	2009
	11.975531	11.041700	-7.80%	0	2008
	11.426948	11.975531	4.80%	0	2007
	11.031699	11.426948	3.58%	0	2006
	10.950463	11.031699	0.74%	0	2005
	10.626355	10.950463	3.05%	0	2004
	10.210747	10.626355	4.07%	0	2003
	10.000000	10.210747	2.11%	0	2002*

22

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.063113	19.872460	16.46%	5,037	2010
	12.646949	17.063113	34.92%	297	2009
	22.160271	12.646949	-42.93%	297	2008
	18.963386	22.160271	16.86%	297	2007
	17.087619	18.963386	10.98%	0	2006
	14.704520	17.087619	16.21%	0	2005
	12.819408	14.704520	14.71%	0	2004
	10.042851	12.819408	27.65%	0	2003
	10.000000	10.042851	0.43%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.729564	15.714187	14.46%	315	2010
	10.617037	13.729564	29.32%	315	2009
	18.632847	10.617037	-43.02%	315	2008
	18.474554	18.632847	0.86%	777	2007
	15.470105	18.474554	19.42%	466	2006
	14.708559	15.470105	5.18%	473	2005
	13.278490	14.708559	10.77%	476	2004
	10.253338	13.278490	29.50%	0	2003
	10.000000	10.253338	2.53%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.492963	15.413099	23.37%	0	2010
	9.802779	12.492963	27.44%	0	2009
	18.680590	9.802779	-47.52%	0	2008
	14.806036	18.680590	26.17%	0	2007
	13.948674	14.806036	6.15%	0	2006
	13.272652	13.948674	5.09%	995	2005
	12.924251	13.272652	2.70%	13,910	2004
	9.787269	12.924251	32.05%	4,285	2003
	10.000000	9.787269	-2.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	13.335214	14.280284	7.09%	0	2010
	11.592083	13.335214	15.04%	0	2009
	12.059608	11.592083	-3.88%	0	2008
	11.636606	12.059608	3.64%	451	2007
	11.218405	11.636606	3.73%	454	2006
	11.050408	11.218405	1.52%	460	2005
	10.651485	11.050408	3.75%	464	2004
	10.194254	10.651485	4.49%	0	2003
	10.000000	10.194254	1.94%	0	2002*

23

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	13.020656	16.665815	28.00%	0	2010
	9.350914	13.020656	39.24%	0	2009
	15.543730	9.350914	-39.84%	0	2008
	13.534143	15.543730	14.85%	0	2007
	12.086989	13.534143	11.97%	0	2006
	10.000000	12.086989	20.87%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ	11.408817	11.354367	-0.48%	9,795	2010
	11.417754	11.408817	-0.08%	1,175	2009
	11.171277	11.417754	2.21%	1,675	2008
	10.706656	11.171277	4.34%	7,230	2007
	10.289330	10.706656	4.06%	8,247	2006
	10.065854	10.289330	2.22%	36,777	2005
	10.026241	10.065854	0.40%	18,534	2004
	10.006974	10.026241	0.19%	2,233	2003
	10.000000	10.006974	0.07%	1,274	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	18.424993	20.704323	12.37%	0	2010
	14.652896	18.424993	25.74%	0	2009
	26.247434	14.652896	-44.17%	0	2008
	22.518656	26.247434	16.56%	0	2007
	19.197498	22.518656	17.30%	0	2006
	16.225218	19.197498	18.32%	0	2005
	14.375955	16.225218	12.86%	11,594	2004
	10.094253	14.375955	42.42%	4,785	2003
	10.000000	10.094253	0.94%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.957625	13.438953	12.39%	4,162	2010
	9.505635	11.957625	25.80%	8,283	2009
	17.031179	9.505635	-44.19%	13,037	2008
	14.609381	17.031179	16.58%	16,213	2007
	12.454435	14.609381	17.30%	19,111	2006
	10.000000	12.454435	25.54%	32,542	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.740714	22.622444	27.52%	741	2010
	13.811753	17.740714	28.45%	935	2009
	20.733811	13.811753	-33.39%	0	2008
	21.357333	20.733811	-2.92%	233	2007
	18.357779	21.357333	16.34%	235	2006
	16.971240	18.357779	8.17%	238	2005
	13.790406	16.971240	23.07%	240	2004
	10.495129	13.790406	31.40%	0	2003
	10.000000	10.495129	4.95%	0	2002*

24

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ	12.913052	13.520524	4.70%	5,621	2010
	12.594697	12.913052	2.53%	0	2009
	11.771067	12.594697	7.00%	0	2008
	11.102923	11.771067	6.02%	0	2007
	10.733038	11.102923	3.45%	0	2006
	10.538914	10.733038	1.84%	0	2005
	10.241288	10.538914	2.91%	0	2004
	10.074907	10.241288	1.65%	0	2003
	10.000000	10.074907	0.75%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ	32.301273	37.772824	16.94%	0	2010
	18.818970	32.301273	71.64%	0	2009
	40.011295	18.818970	-52.97%	0	2008
	31.240971	40.011295	28.07%	86	2007
	24.524512	31.240971	27.39%	86	2006
	19.352058	24.524512	26.73%	88	2005
	15.603288	19.352058	24.03%	1,345	2004
	10.255143	15.603288	52.15%	835	2003
	10.000000	10.255143	2.55%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.817920	19.654567	16.87%	1,063	2010
	9.795850	16.817920	71.68%	5,457	2009
	20.812198	9.795850	-52.93%	8,681	2008
	16.261356	20.812198	27.99%	6,388	2007
	12.757608	16.261356	27.46%	7,990	2006
	10.000000	12.757608	27.58%	8,190	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.200097	20.699721	7.81%	0	2010
	14.087826	19.200097	36.29%	0	2009
	23.759356	14.087826	-40.71%	0	2008
	20.692934	23.759356	14.82%	0	2007
	17.132893	20.692934	20.78%	0	2006
	15.637275	17.132893	9.56%	0	2005
	13.265795	15.637275	17.88%	9,582	2004
	10.089147	13.265795	31.49%	0	2003
	10.000000	10.089147	0.89%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.616141	13.601545	7.81%	1,996	2010
	9.246485	12.616141	36.44%	6,700	2009
	15.598069	9.246485	-40.72%	9,571	2008
	13.586258	15.598069	14.81%	8,253	2007
	11.247378	13.586258	20.79%	10,656	2006
	10.000000	11.247378	12.47%	29,478	2005*

25

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	15.209270	17.300572	13.75%	0	2010
	12.885555	15.209270	18.03%	0	2009
	12.199637	12.885555	5.62%	0	2008
	11.048537	12.199637	10.42%	2,085	2007
	9.845093	11.048537	12.22%	0	2006
	10.000000	9.845093	-1.55%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ	15.250758	16.288342	6.80%	0	2010
	11.696974	15.250758	30.38%	0	2009
	20.392444	11.696974	-42.64%	0	2008
	20.035569	20.392444	1.78%	352	2007
	16.539178	20.035569	21.14%	354	2006
	15.276401	16.539178	8.27%	359	2005
	13.239131	15.276401	15.39%	362	2004
	10.074753	13.239131	31.41%	0	2003
	10.000000	10.074753	0.75%	0	2002*

Invesco - Invesco V.I. Basic Value Fund: Series I - Q/NQ	12.699298	13.557902	6.76%	0	2010
	8.627917	12.699298	47.19%	0	2009
	17.987349	8.627917	-52.03%	0	2008
	17.812351	17.987349	0.98%	0	2007
	15.821494	17.812351	12.58%	0	2006
	15.045693	15.821494	5.16%	0	2005
	13.621110	15.045693	10.46%	0	2004
	10.249768	13.621110	32.89%	0	2003
	10.000000	10.249768	2.50%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	11.695948	13.433292	14.85%	0	2010
	9.713223	11.695948	20.41%	0	2009
	16.983990	9.713223	-42.81%	0	2008
	15.246733	16.983990	11.39%	0	2007
	14.422210	15.246733	5.72%	0	2006
	13.324422	14.422210	8.24%	0	2005
	12.565519	13.324422	6.04%	0	2004
	9.755244	12.565519	28.81%	0	2003
	10.000000	9.755244	-2.45%	0	2002*

26

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series I - Q/NQ	16.361241	19.326736	18.13%	0	2010
	11.555534	16.361241	41.59%	0	2009
	21.934387	11.555534	-47.32%	0	2008
	19.898458	21.934387	10.23%	7,166	2007
	17.171476	19.898458	15.88%	7,520	2006
	15.753067	17.171476	9.00%	9,099	2005
	13.714480	15.753067	14.86%	3,973	2004
	10.188052	13.714480	34.61%	1,150	2003
	10.000000	10.188052	1.88%	491	2002*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I - Q/NQ	8.192900	10.473157	27.83%	0	2010
	6.792259	8.192900	20.62%	0	2009
	9.943089	6.792259	-31.69%	0	2008
	10.000000	9.943089	-0.57%	0	2007*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series I - Q/NQ	9.813212	11.318508	15.34%	0	2010
	7.662155	9.813212	28.07%	0	2009
	11.976660	7.662155	-36.02%	0	2008
	12.294452	11.976660	-2.58%	0	2007
	10.631382	12.294452	15.64%	0	2006
	10.000000	10.631382	6.31%	0	2005*

Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I - Q/NQ	16.032441	17.939272	11.89%	2,605	2010
	12.962555	16.032441	23.68%	10,671	2009
	19.178035	12.962555	-32.41%	10,792	2008
	18.759447	19.178035	2.23%	19,118	2007
	16.228257	18.759447	15.60%	15,869	2006
	14.836150	16.228257	9.38%	22,933	2005
	13.042874	14.836150	13.75%	10,090	2004
	10.243714	13.042874	27.33%	3,039	2003
	10.000000	10.243714	2.44%	781	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.921610	12.884574	8.08%	0	2010
	10.000000	11.921610	19.22%	0	2009

27

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.288487	17.514187	7.52%	813	2010
	13.042131	16.288487	24.89%	813	2009
	15.623368	13.042131	-16.52%	813	2008
	14.244817	15.623368	9.68%	813	2007
	12.972344	14.244817	9.81%	0	2006
	12.115746	12.972344	7.07%	0	2005
	11.249789	12.115746	7.70%	0	2004
	9.947064	11.249789	13.10%	0	2003
	10.000000	9.947064	-0.53%	0	2002*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.900170	18.955161	5.89%	261	2010
	12.326914	17.900170	45.21%	2,934	2009
	22.257234	12.326914	-44.62%	2,327	2008
	16.380152	22.257234	35.88%	16,730	2007
	15.094433	16.380152	8.52%	23,163	2006
	13.484525	15.094433	11.94%	27,946	2005
	11.493880	13.484525	17.32%	0	2004
	9.612485	11.493880	19.57%	0	2003
	10.000000	9.612485	-3.88%	1,014	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.397658	26.606359	24.34%	3,437	2010
	12.015251	21.397658	78.09%	0	2009
	25.280799	12.015251	-52.47%	0	2008
	19.849103	25.280799	27.36%	0	2007
	13.605379	19.849103	45.89%	0	2006
	10.000000	13.605379	36.05%	0	2005*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.702905	40.659418	24.33%	0	2010
	18.363457	32.702905	78.09%	0	2009

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Large Cap Growth Portfolio: Class II - Q/NQ	11.432667	14.182165	24.05%	0	2010
	8.079976	11.432667	41.49%	0	2009
	11.791482	8.079976	-41.18%	0	2008
	11.376353	11.791482	3.65%	0	2007
	11.376353	11.791482	3.65%	0	2006
	10.000000	11.376353	13.76%	0	2005*

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ	8.539456	10.631161	24.49%	0	2010
	6.014155	8.539456	41.99%	0	2009
	10.199600	6.014155	-41.04%	0	2008
	12.486214	13.737617	10.02%	0	2007
	11.205246	12.486214	11.43%	0	2006
	10.000000	11.205246	12.05%	0	2005*

28

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ	13.666998	15.958508	16.77%	0	2010
	11.558253	13.666998	18.24%	0	2009
	18.280018	11.558253	-36.77%	0	2008
	17.770733	18.280018	2.87%	498	2007
	15.236860	17.770733	16.63%	501	2006
	14.839110	15.236860	2.68%	508	2005
	13.245298	14.839110	12.03%	512	2004
	10.165829	13.245298	30.29%	0	2003
	10.000000	10.165829	1.66%	0	2002*

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC - Q/NQ	14.625965	18.244558	24.74%	0	2010
	11.615434	14.625965	25.92%	0	2009
	19.259425	11.615434	-39.69%	0	2008
	19.254720	19.259425	0.02%	6,796	2007
	17.250985	19.254720	11.62%	7,814	2006
	16.028359	17.250985	7.63%	6,591	2005
	12.993126	16.028359	23.36%	2,143	2004
	10.472477	12.993126	24.07%	1,081	2003
	10.000000	10.472477	4.72%	501	2002*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.500119	15.057325	11.53%	0	2010
	9.759324	13.500119	38.33%	0	2009
	15.571718	9.759324	-37.33%	0	2008
	14.103438	15.571718	10.41%	0	2007
	13.215877	14.103438	6.72%	0	2006
	12.749882	13.215877	3.65%	0	2005
	11.763452	12.749882	8.39%	0	2004
	9.647687	11.763452	21.93%	0	2003
	10.000000	9.647687	-3.52%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.909862	17.597071	10.60%	13,688	2010
	13.064676	15.909862	21.78%	21,872	2009
	19.532298	13.064676	-33.11%	27,560	2008
	18.254726	19.532298	7.00%	23,909	2007
	15.232002	18.254726	19.84%	9,371	2006
	14.385736	15.232002	5.88%	11,075	2005
	12.597682	14.385736	14.19%	4,274	2004
	10.157726	12.597682	24.02%	1,212	2003
	10.000000	10.157726	1.58%	148	2002*

29

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.513173	12.757096	21.34%	2,931	2010
	7.859052	10.513173	33.77%	12,956	2009
	14.753783	7.859052	-46.73%	17,596	2008
	14.373953	14.753783	2.64%	18,979	2007
	11.707420	14.373953	22.78%	16,531	2006
	10.000000	11.707420	17.07%	5,279	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio - I Class - Q/NQ	16.724605	21.472219	28.39%	2,241	2010
	12.779088	16.724605	30.87%	4,207	2009
	22.690528	12.779088	-43.68%	5,162	2008*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.265149	12.861841	25.30%	0	2010
	7.062250	10.265149	45.35%	0	2009
	13.137800	7.062250	-46.24%	0	2008
	12.819369	13.137800	2.48%	0	2007
	11.619456	12.819369	10.33%	0	2006
	10.000000	11.619456	16.19%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.871555	11.383150	4.71%	0	2010
	9.646161	10.871555	12.70%	0	2009
	11.204077	9.646161	-13.90%	0	2008
	10.753296	11.204077	4.19%	0	2007
	10.376600	10.753296	3.63%	0	2006
	10.285388	10.376600	0.89%	0	2005
	10.262312	10.285388	0.22%	0	2004
	10.074844	10.262312	1.86%	0	2003
	10.000000	10.074844	0.75%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.231190	13.359825	18.95%	951	2010
	9.199920	11.231190	22.08%	1,083	2009
	15.283922	9.199920	-39.81%	0	2008
	15.290155	15.283922	-0.04%	8,430	2007
	14.607268	15.290155	4.67%	8,214	2006
	14.274275	14.607268	2.33%	10,348	2005
	12.829494	14.274275	11.26%	4,049	2004
	10.315097	12.829494	24.38%	1,084	2003
	10.000000	10.315097	3.15%	170	2002*

30

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	13.479220	14.667470	8.82%	0	2010
	9.378600	13.479220	43.72%	0	2009
	17.309488	9.378600	-45.82%	0	2008
	15.248218	17.309488	13.52%	25,047	2007
	14.203381	15.248218	7.36%	28,819	2006
	13.588886	14.203381	4.52%	35,576	2005
	12.777732	13.588886	6.35%	14,861	2004
	9.812128	12.777732	30.22%	5,353	2003
	10.000000	9.812128	-1.88%	917	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.288888	14.173601	15.34%	0	2010
	8.845457	12.288888	38.93%	0	2009
	14.872130	8.845457	-40.52%	0	2008
	14.063526	14.872130	5.75%	0	2007
	12.015706	14.063526	17.04%	0	2006
	10.000000	12.015706	20.16%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	19.559745	22.557717	15.33%	0	2010
	14.071430	19.559745	39.00%	0	2009
	23.656436	14.071430	-40.52%	0	2008
	22.374117	23.656436	5.73%	0	2007
	19.115616	22.374117	17.05%	0	2006
	16.815187	19.115616	13.68%	0	2005
	14.189083	16.815187	18.51%	0	2004
	9.975838	14.189083	42.23%	0	2003
	10.000000	9.975838	-0.24%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.547120	2.905093	14.05%	0	2010
	2.020642	2.547120	26.05%	0	2009
	9.625457	2.020642	-79.01%	0	2008
	10.000000	9.625457	-3.75%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.547120	2.905093	14.05%	0	2010
	3.226512	2.547120	26.05%	0	2009
	15.211805	3.226512	-78.79%	0	2008
	15.311932	15.211805	-0.65%	749	2007
	14.070516	15.311932	8.82%	754	2006
	13.828188	14.070516	1.75%	765	2005
	12.760488	13.828188	8.37%	770	2004
	10.351122	12.760488	23.28%	0	2003
	10.000000	10.351122	3.51%	0	2002*

31

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.399156	15.471919	15.47%	0	2010
	10.502542	13.399156	27.58%	0	2009
	17.163400	10.502542	-38.81%	0	2008
	16.527667	17.163400	3.85%	0	2007
	14.448009	16.527667	14.39%	0	2006
	13.708471	14.448009	5.39%	949	2005
	12.593074	13.708471	8.86%	0	2004
	9.992748	12.593074	26.02%	0	2003
	10.000000	9.992748	-0.07%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	17.616806	21.620685	22.73%	0	2010
	12.911627	17.616806	36.44%	0	2009
	20.882897	12.911627	-38.17%	17,377	2008
	21.256139	20.882897	-1.76%	15,111	2007
	18.585923	21.256139	14.37%	13,228	2006
	17.001770	18.585923	9.32%	15,825	2005
	14.315677	17.001770	18.76%	6,276	2004
	9.971327	14.315677	43.57%	2,086	2003
	10.000000	9.971327	-0.29%	401	2002*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.926021	11.884312	8.77%	0	2010
	10.000000	10.926021	9.26%	0	2009*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ	17.585376	20.024431	13.87%	3,415	2010
	12.612279	17.585376	39.43%	6,820	2009
	16.583290	12.612279	-23.95%	11,069	2008
	16.108643	16.583290	2.95%	13,704	2007
	14.850098	16.108643	8.47%	14,818	2006
	14.342178	14.850098	3.54%	25,547	2005
	13.167084	14.342178	8.92%	11,886	2004
	10.777488	13.167084	22.17%	2,390	2003
	10.000000	10.777488	7.77%	487	2002*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ	12.891048	13.498396	4.71%	18,597	2010
	11.438922	12.891048	12.69%	30,515	2009
	11.554296	11.438922	-1.00%	43,105	2008
	10.820569	11.554296	6.78%	31,914	2007
	10.465623	10.820569	3.39%	31,142	2006
	10.418784	10.465623	0.45%	53,656	2005
	10.287172	10.418784	1.28%	40,303	2004
	10.107069	10.287172	1.78%	0	2003
	10.000000	10.107069	1.07%	0	2002*

32

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	15.048280	16.179724	7.52%	15,653	2010
	13.269943	15.048280	13.40%	34,878	2009
	12.738412	13.269943	4.17%	51,482	2008
	11.779377	12.738412	8.14%	70,805	2007
	11.405599	11.779377	3.28%	57,807	2006
	11.196845	11.405599	1.86%	85,636	2005
	10.734735	11.196845	4.30%	21,884	2004
	10.275924	10.734735	4.46%	7,661	2003
	10.000000	10.275924	2.76%	1,070	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.136554	13.805183	13.75%	0	2010
	9.401027	12.136554	29.10%	0	2009
	15.420141	9.401027	-39.03%	0	2008
	16.502409	15.420141	-6.56%	0	2007
	14.315699	16.502409	15.27%	0	2006
	13.679479	14.315699	4.65%	0	2005
	12.379573	13.679479	10.50%	0	2004
	10.000000	12.379573	23.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.549794	17.014698	9.42%	0	2010
	12.545362	15.549794	23.95%	0	2009

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	15.230020	19.081816	25.29%	0	2010
	11.642922	15.230020	30.81%	0	2009
	19.306715	11.642922	-39.69%	0	2008
	22.243209	19.306715	-13.20%	0	2007
	19.068108	22.243209	16.65%	0	2006
	17.913690	19.068108	6.44%	0	2005
	14.271544	17.913690	25.52%	0	2004
	10.000000	14.271544	42.72%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	14.563689	17.495917	20.13%	0	2010
	8.935082	14.563689	62.99%	0	2009
	14.268367	8.935082	-37.38%	0	2008
	13.597090	14.268367	4.94%	0	2007
	12.967229	13.597090	4.86%	0	2006
	12.336474	12.967229	5.11%	0	2005
	11.810334	12.336474	4.45%	0	2004
	10.000000	11.810334	18.10%	0	2003*

33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	11.028113	12.722328	15.36%	3,493	2010
	7.820721	11.028113	41.01%	22,535	2009
	13.712411	7.820721	-42.97%	43,990	2008
	12.257770	13.712411	11.87%	5,287	2007
	11.273677	12.257770	8.73%	0	2006
	10.000000	11.273677	12.74%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	10.116223	11.543724	14.11%	0	2010
	8.121403	10.116223	24.56%	0	2009
	12.813033	8.121403	-36.62%	0	2008
	12.505382	12.813033	2.46%	0	2007
	10.598069	12.505382	18.00%	0	2006
	10.000000	10.598069	5.98%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.838078	22.742943	9.14%	0	2010
	16.092041	20.838078	29.49%	0	2009

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	19.945059	25.778391	29.25%	830	2010
	15.624995	19.945059	27.65%	6,985	2009
	25.298124	15.624995	-38.24%	9,565	2008
	30.675359	25.298124	-17.53%	9,783	2007
	22.343746	30.675359	37.29%	7,226	2006
	19.194059	22.343746	16.41%	11,463	2005
	14.150199	19.194059	35.65%	5,246	2004
	10.347058	14.150199	36.76%	1,970	2003
	10.000000	10.347058	3.47%	483	2002*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	9.678653	12.202394	26.08%	0	2010
	6.375732	9.678653	51.80%	0	2009
	10.000000	6.375732	-36.24%	0	2008*

34

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
6,798 shares (cost $92,278)	$98,502
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,103 shares (cost $114,646)	120,702
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,988 shares (cost $64,457)	70,070
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
31,099 shares (cost $1,122,545)	1,752,727
Value Series - Service Class (MVFSC)
48,597 shares (cost $507,341)	623,506
U.S. Real Estate Portfolio - Class I (MSVRE)
6,535 shares (cost $56,696)	84,367
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
17,539 shares (cost $197,664)	196,436
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
6,171 shares (cost $71,124)	70,353
V.I. Capital Development Fund - Series I (AVCDI)
382 shares (cost $3,497)	5,117
VPS Real Estate Investment Portfolio - Class A (ALVREA)
64,415 shares (cost $761,038)	774,268
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
59 shares (cost $889)	994
VP Inflation Protection Fund - Class II (ACVIP2)
27,175 shares (cost $299,660)	301,376
VP International Fund - Class III (ACVI3)
14,333 shares (cost $98,846)	122,688
VP Mid Cap Value Fund - Class I (ACVMV1)
92,617 shares (cost $1,234,103)	1,309,609
VP Value Fund - Class I (ACVV)
8,522 shares (cost $46,386)	49,938
VP Vista(SM) Fund - Class I (ACVVS1)
296 shares (cost $6,149)	4,842
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
9,820 shares (cost $98,401)	119,807
Stock Index Fund, Inc. - Initial Shares (DSIF)
3,193 shares (cost $109,675)	94,725
Appreciation Portfolio - Initial Shares (DCAP)
6,314 shares (cost $177,935)	223,752
Quality Bond Fund II - Primary Shares (FQB)
910 shares (cost $10,493)	10,513
VIP Fund - Contrafund Portfolio - Service Class (FCS)
53,237 shares (cost $866,241)	1,267,575
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2,306 shares (cost $39,051)	43,730
VIP Fund - Growth Portfolio - Service Class (FGS)
904 shares (cost $26,705)	33,428
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
33,225 shares (cost $420,223)	422,948
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
10,535 shares (cost $335,353)	342,593
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
2,487,380 shares (cost $2,487,380)	2,487,380
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
14,422 shares (cost $193,324)	240,567
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,134 shares (cost $56,497)	67,174
Franklin U.S. Government Fund - Class 2 (FTVUG2)
7,571 shares (cost $99,860)	99,251
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
156,096 shares (cost $1,290,258)	1,752,957
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,768 shares (cost $26,445)	25,266
Templeton Foreign Securities Fund - Class 3 (TIF3)
10,647 shares (cost $123,196)	151,608
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
66,146 shares (cost $1,265,761)	1,288,517
International Portfolio - S Class Shares (AMINS)
15,370 shares (cost $132,607)	158,928
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
7,305 shares (cost $158,829)	200,299
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2,828 shares (cost $29,096)	34,670
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
877 shares (cost $9,492)	15,495
High Yield Portfolio - Administrative Class (PMVHYA)
329,069 shares (cost $2,538,569)	2,550,287
Low Duration Portfolio - Administrative Class (PMVLDA)
346,307 shares (cost $3,629,231)	3,615,445
Total Return Portfolio - Administrative Class (PMVTRA)
247,004 shares (cost $2,659,774)	2,736,799
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
284 shares (cost $4,742)	3,918
Growth and Income Portfolio - Class I (ACGI)
12,505 shares (cost $201,450)	230,093
Blue Chip Growth Portfolio - II (TRBCG2)
15,711 shares (cost $131,174)	173,134
Equity Income Portfolio - II (TREI2)
456 shares (cost $10,935)	9,066
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
156,612 shares (cost $1,547,865)	1,552,273
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2,432 shares (cost $14,662)	19,574

Total Investments	$25,557,267

Accounts Payable	(1,866)

$25,555,401

Contract Owners’ Equity:
Accumulation units	25,555,401

Total Contract Owners’ Equity (note 5)	$25,555,401

See accompanying notes to financial statements.

4

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA3	JABS	JACAS	JAIGS2	LOVMCV	MVFSC	MSVRE
Reinvested dividends	$446,513	1,037	2,537	208	8,776	2	15,332	9,854
Mortality and expense risk charges (note 2)	(105,105)	(188)	(305)	(557)	(5,949)	(54)	(4,211)	(1,259)

Net investment income (loss)	341,408	849	2,232	(349)	2,827	(52)	11,121	8,595

Realized gain (loss) on investments	1,840,296	77	500	33,758	200,719	6,201	(107,208)	130,505
Change in unrealized gain (loss) on investments	327,323	6,223	3,544	(40,258)	181,433	(5,740)	177,855	(66,098)

Net gain (loss) on investments	2,167,619	6,300	4,044	(6,500)	382,152	461	70,647	64,407

Reinvested capital gains	102,696	563	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,611,723	7,712	6,276	(6,849)	384,979	409	81,768	73,002

Investment Activity:	AMTB	PMVFAD	AVCDI	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1
Reinvested dividends	$-	415	-	-	4	63,698	6,297	23,652
Mortality and expense risk charges (note 2)	(100)	(105)	(15)	(218)	(67)	(11,106)	(984)	(4,138)

Net investment income (loss)	(100)	310	(15)	(218)	(63)	52,592	5,313	19,514

Realized gain (loss) on investments	(27)	273	6	9	16,062	299,729	73,193	249,371
Change in unrealized gain (loss) on investments	(1,228)	(1,118)	804	13,230	387	(75,769)	(46,987)	(93,848)

Net gain (loss) on investments	(1,255)	(845)	810	13,239	16,449	223,960	26,206	155,523

Reinvested capital gains	-	560	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,355)	25	795	13,021	16,386	276,552	31,519	175,037

(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FQB	FCS	FEIS
Reinvested dividends	$869	-	2,499	1,558	13,890	-	12,689	688
Mortality and expense risk charges (note 2)	(108)	(13)	(1,183)	(317)	(1,944)	(9)	(4,188)	(138)

Net investment income (loss)	761	(13)	1,316	1,241	11,946	(9)	8,501	550

Realized gain (loss) on investments	(1,693)	(6)	115,522	(14,749)	22,264	-	40,550	(3,911)
Change in unrealized gain (loss) on investments	5,779	941	(64,939)	26,520	6,553	19	143,097	10,397

Net gain (loss) on investments	4,086	935	50,583	11,771	28,817	19	183,647	6,486

Reinvested capital gains	-	-	-	-	-	-	527	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,847	922	51,899	13,012	40,763	10	192,675	7,036

Investment Activity:	FGS	FIGBS	FMCS	FMMP2	FOSR	FTVSV2	FTVUG2	FTVDM3
Reinvested dividends	$52	14,682	218	363	2,902	1,459	-	29,082
Mortality and expense risk charges (note 2)	(94)	(1,423)	(1,243)	(12,845)	(1,600)	(622)	(168)	(6,352)

Net investment income (loss)	(42)	13,259	(1,025)	(12,482)	1,302	837	(168)	22,730

Realized gain (loss) on investments	2,417	4,633	31,581	-	(88,537)	55,963	(68)	217,192
Change in unrealized gain (loss) on investments	6,723	3,751	(11,393)	-	161,702	(15,125)	(609)	70,992

Net gain (loss) on investments	9,140	8,384	20,188	-	73,165	40,838	(677)	288,184

Reinvested capital gains	77	4,601	1,605	1,724	427	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,175	26,244	20,768	(10,758)	74,894	41,675	(845)	310,914

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF2	TIF3	FTVGI3	SBVSG	AMINS	AMCG	AMFAS	OVHI3
Reinvested dividends	$430	4,737	998	-	24,241	-	-	-
Mortality and expense risk charges (note 2)	(79)	(981)	(3,678)	(100)	(1,396)	(1,240)	(317)	(12)

Net investment income (loss)	351	3,756	(2,680)	(100)	22,845	(1,240)	(317)	(12)

Realized gain (loss) on investments	(11)	(40,608)	112,061	2,185	(86,698)	90,888	17,128	(1,599)
Change in unrealized gain (loss) on investments	1,539	51,842	2,492	(2,459)	123,728	(13,084)	(7,902)	-

Net gain (loss) on investments	1,528	11,234	114,553	(274)	37,030	77,804	9,226	(1,599)

Reinvested capital gains	-	-	182	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,879	14,990	112,055	(374)	59,875	76,564	8,909	(1,611)

Investment Activity:	OVSC	PMVHYA	PMVLDA	PMVTRA	PVTSCB	ACGI	TRBCG2	TREI2
Reinvested dividends	$120	67,798	53,191	81,301	10	604	-	136
Mortality and expense risk charges (note 2)	(50)	(3,482)	(12,145)	(12,753)	(11)	(1,904)	(1,974)	(27)

Net investment income (loss)	70	64,316	41,046	68,548	(1)	(1,300)	(1,974)	109

Realized gain (loss) on investments	2,544	34,654	64,292	158,143	(10)	(45,596)	224,287	(12)
Change in unrealized gain (loss) on investments	709	32,469	40,765	(34,253)	809	82,952	(189,629)	1,042

Net gain (loss) on investments	3,253	67,123	105,057	123,890	799	37,356	34,658	1,030

Reinvested capital gains	-	-	11,713	80,717	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,323	131,439	157,816	273,155	798	36,056	32,684	1,139

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRASP	WFVSCG
Reinvested dividends	$184	-
Mortality and expense risk charges (note 2)	(3,357)	(96)

Net investment income (loss)	(3,173)	(96)

Realized gain (loss) on investments	27,389	(3,067)
Change in unrealized gain (loss) on investments	(165,447)	4,912

Net gain (loss) on investments	(138,058)	1,845

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(141,231)	1,749

See accompanying notes to financial statements.

8

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA3		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$341,408	549,730	849	-	2,232	260	(349)	(672)
Realized gain (loss) on investments	1,840,296	(1,335,325)	77	-	500	7	33,758	(8,839)
Change in unrealized gain (loss) on investments	327,323	5,094,263	6,223	-	3,544	1,945	(40,258)	80,503
Reinvested capital gains	102,696	424,765	563	-	-	429	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,611,723	4,733,433	7,712	-	6,276	2,641	(6,849)	70,992

Equity transactions:
Purchase payments received from contract owners (note 3)	3,418,515	11,076,135	52,794	-	103,236	-	49,608	16,185
Transfers between funds	-	-	39,028	-	-	-	(155,442)	40,290
Redemptions (note 3)	(8,464,897)	(3,931,092)	(1,036)	-	(2,055)	-	(24,463)	(43,969)
Adjustments to maintain reserves	6,578	(3,183)	(2)	-	(1)	(1)	42	(115)

Net equity transactions	(5,039,804)	7,141,860	90,784	-	101,180	(1)	(130,255)	12,391

Net change in contract owners’ equity	(2,428,081)	11,875,293	98,496	-	107,456	2,640	(137,104)	83,383
Contract owners’ equity beginning of period	27,983,482	16,108,189	-	-	13,243	10,603	207,175	123,792

Contract owners’ equity end of period	$25,555,401	27,983,482	98,496	-	120,699	13,243	70,071	207,175

CHANGES IN UNITS:
Beginning units	1,960,317	1,436,073	-	-	813	813	11,450	9,948
Units purchased	2,409,813	2,691,897	7,495	-	6,100	-	2,931	5,284
Units redeemed	(2,780,382)	(2,167,653)	(83)	-	(120)	-	(10,740)	(3,782)

Ending units	1,589,748	1,960,317	7,412	-	6,793	813	3,641	11,450

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS2		LOVMCV		MVFSC		MSVRE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,827	640	(52)	33	11,121	10,053	8,595	13,145
Realized gain (loss) on investments	200,719	(661)	6,201	750	(107,208)	(219,040)	130,505	(348,587)
Change in unrealized gain (loss) on investments	181,433	455,763	(5,740)	4,580	177,855	432,252	(66,098)	477,141
Reinvested capital gains	-	23,609	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	384,979	479,351	409	5,363	81,768	223,265	73,002	141,699

Equity transactions:
Purchase payments received from contract owners (note 3)	50,542	3,095	-	3,060	15,588	67,909	4,573	10,145
Transfers between funds	(90,132)	620,000	-	181	(130,378)	81,414	(314,885)	(48,475)
Redemptions (note 3)	(208,277)	(923)	(24,816)	(3,539)	(522,829)	(363,460)	(141,662)	(151,118)
Adjustments to maintain reserves	(2,481)	(11)	-	(14)	(613)	(370)	857	(795)

Net equity transactions	(250,348)	622,161	(24,816)	(312)	(638,232)	(214,507)	(451,117)	(190,243)

Net change in contract owners’ equity	134,631	1,101,512	(24,407)	5,051	(556,464)	8,758	(378,115)	(48,544)
Contract owners’ equity beginning of period	1,618,102	516,590	24,407	19,356	1,179,966	1,171,208	462,477	511,021

Contract owners’ equity end of period	$1,752,733	1,618,102	-	24,407	623,502	1,179,966	84,362	462,477

CHANGES IN UNITS:
Beginning units	74,916	42,679	1,645	1,646	73,423	88,887	22,957	32,422
Units purchased	9,584	32,292	-	315	13,911	16,308	1,476	10,114
Units redeemed	(19,330)	(55)	(1,645)	(316)	(52,254)	(31,772)	(21,200)	(19,579)

Ending units	65,170	74,916	-	1,645	35,080	73,423	3,233	22,957

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		PMVFAD		AVCDI		AVSCE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(100)	-	310	100	(15)	(14)	-	(1,288)
Realized gain (loss) on investments	(27)	-	273	2	6	936	-	70,672
Change in unrealized gain (loss) on investments	(1,228)	-	(1,118)	348	804	681	-	-
Reinvested capital gains	-	-	560	359	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,355)	-	25	809	795	1,603	-	69,384

Equity transactions:
Purchase payments received from contract owners (note 3)	197,791	-	47,513	22,009	-	3,369	(140)	-
Transfers between funds	-	-	-	-	-	(17)	(637)	(68,801)
Redemptions (note 3)	-	-	-	-	-	(3,676)	777	(581)
Adjustments to maintain reserves	22	-	4	(7)	(2)	(29)	-	(2)

Net equity transactions	197,813	-	47,517	22,002	(2)	(353)	-	(69,384)

Net change in contract owners’ equity	196,458	-	47,542	22,811	793	1,250	-	-
Contract owners’ equity beginning of period	-	-	22,811	-	4,315	3,065	-	-

Contract owners’ equity end of period	$196,458	-	70,353	22,811	5,108	4,315	-	-

CHANGES IN UNITS:
Beginning units	-	-	2,085	-	260	262	-	-
Units purchased	16,979	-	3,815	2,085	-	318	-	114,213
Units redeemed	-	-	-	-	-	(320)	-	(114,213)

Ending units	16,979	-	5,900	2,085	260	260	-	-

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVREA		ALVSVA		ACVIP2		ACVI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(218)	-	(63)	6	52,592	31,956	5,313	5,292
Realized gain (loss) on investments	9	-	16,062	(2)	299,729	8,820	73,193	5,454
Change in unrealized gain (loss) on investments	13,230	-	387	205	(75,769)	97,535	(46,987)	70,829
Reinvested capital gains	-	-	-	27	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,021	-	16,386	236	276,552	138,311	31,519	81,575

Equity transactions:
Purchase payments received from contract owners (note 3)	11,247	-	788	-	47,569	23,439	5,354	2,509
Transfers between funds	750,000	-	(16,964)	-	(3,349,814)	3,219,798	(43,454)	(32,718)
Redemptions (note 3)	-	-	-	-	(367,104)	(229,214)	(162,144)	(91,034)
Adjustments to maintain reserves	2	-	(3)	(4)	964	(732)	641	(318)

Net equity transactions	761,249	-	(16,179)	(4)	(3,668,385)	3,013,291	(199,603)	(121,561)

Net change in contract owners’ equity	774,270	-	207	232	(3,391,833)	3,151,602	(168,084)	(39,986)
Contract owners’ equity beginning of period	-	-	781	549	3,693,232	541,630	290,779	330,765

Contract owners’ equity end of period	$774,270	-	988	781	301,399	3,693,232	122,695	290,779

CHANGES IN UNITS:
Beginning units	-	-	39	39	276,629	44,701	38,285	58,014
Units purchased	29,898	-	24,864	-	21,349	250,989	10,923	3,440
Units redeemed	-	-	(24,864)	-	(276,365)	(19,061)	(34,896)	(23,169)

Ending units	29,898	-	39	39	21,613	276,629	14,312	38,285

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVMV1		ACVV		ACVVS1		DVSCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$19,514	24,592	761	365	(13)	(11)	1,316	(954)
Realized gain (loss) on investments	249,371	83,472	(1,693)	(8,891)	(6)	(9)	115,522	21,827
Change in unrealized gain (loss) on investments	(93,848)	171,253	5,779	9,848	941	730	(64,939)	88,342
Reinvested capital gains	-	-	-	-	-	-	-	497

Net increase (decrease) in contract owners’ equity resulting from operations	175,037	279,317	4,847	1,322	922	710	51,899	109,712

Equity transactions:
Purchase payments received from contract owners (note 3)	39,141	6,856	33,837	-	-	-	7,194	(669)
Transfers between funds	968,534	28,060	3,263	-	-	-	(191,688)	372,248
Redemptions (note 3)	(605,265)	(172,651)	(125)	(11,372)	-	-	(189,352)	(43,378)
Adjustments to maintain reserves	552	(619)	(2)	-	(2)	8	1,007	(16)

Net equity transactions	402,962	(138,354)	36,973	(11,372)	(2)	8	(372,839)	328,185

Net change in contract owners’ equity	577,999	140,963	41,820	(10,050)	920	718	(320,940)	437,897
Contract owners’ equity beginning of period	731,606	590,643	8,115	18,165	3,925	3,207	440,730	2,833

Contract owners’ equity end of period	$1,309,605	731,606	49,935	8,115	4,845	3,925	119,790	440,730

CHANGES IN UNITS:
Beginning units	57,012	59,552	527	1,409	363	362	25,227	201
Units purchased	140,327	67,563	2,350	-	-	1	8,760	34,187
Units redeemed	(111,587)	(70,103)	(8)	(882)	-	-	(28,528)	(9,161)

Ending units	85,752	57,012	2,869	527	363	363	5,459	25,227

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSIF		DCAP		FQB		FCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,241	1,698	11,946	14,704	(9)	-	8,501	9,353
Realized gain (loss) on investments	(14,749)	(204)	22,264	(174,717)	-	-	40,550	(3,467)
Change in unrealized gain (loss) on investments	26,520	16,066	6,553	257,140	19	-	143,097	307,860
Reinvested capital gains	-	5,992	-	51,129	-	-	527	275

Net increase (decrease) in contract owners’ equity resulting from operations	13,012	23,552	40,763	148,256	10	-	192,675	314,021

Equity transactions:
Purchase payments received from contract owners (note 3)	17	-	23,178	57,170	10,503	-	(982)	-
Transfers between funds	1,632	-	(278,373)	(36,037)	-	-	98,964	400,000
Redemptions (note 3)	(34,442)	-	(224,332)	(235,112)	-	-	(162,665)	(961)
Adjustments to maintain reserves	(4)	11	975	(316)	4	-	(2,193)	(11)

Net equity transactions	(32,797)	11	(478,552)	(214,295)	10,507	-	(66,876)	399,028

Net change in contract owners’ equity	(19,785)	23,563	(437,789)	(66,039)	10,517	-	125,799	713,049
Contract owners’ equity beginning of period	114,512	90,949	661,538	727,577	-	-	1,141,721	428,672

Contract owners’ equity end of period	$94,727	114,512	223,749	661,538	10,517	-	1,267,520	1,141,721

CHANGES IN UNITS:
Beginning units	8,191	8,190	47,989	64,436	-	-	65,964	33,484
Units purchased	110	1	6,378	16,725	725	-	9,835	32,550
Units redeemed	(2,380)	-	(40,261)	(33,172)	-	-	(12,968)	(70)

Ending units	5,921	8,191	14,106	47,989	725	-	62,831	65,964

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIS		FGS		FIGBS		FMCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$550	234	(42)	-	13,259	7,930	(1,025)	125
Realized gain (loss) on investments	(3,911)	(13,573)	2,417	143	4,633	56,038	31,581	43
Change in unrealized gain (loss) on investments	10,397	16,196	6,723	-	3,751	2,818	(11,393)	15,051
Reinvested capital gains	-	-	77	-	4,601	573	1,605	251

Net increase (decrease) in contract owners’ equity resulting from operations	7,036	2,857	9,175	143	26,244	67,359	20,768	15,470

Equity transactions:
Purchase payments received from contract owners (note 3)	25,434	3,095	25,474	(1,322)	161,054	148,503	42,604	1,547
Transfers between funds	(3,304)	-	(1,220)	352	3,585	(26,521)	242,689	-
Redemptions (note 3)	(64)	(13,993)	-	-	357	(18,219)	(19,413)	(24)
Adjustments to maintain reserves	(1)	13	4	827	279	(2)	7	(16)

Net equity transactions	22,065	(10,885)	24,258	(143)	165,275	103,761	265,887	1,507

Net change in contract owners’ equity	29,101	(8,028)	33,433	-	191,519	171,120	286,655	16,977
Contract owners’ equity beginning of period	14,632	22,660	-	-	231,430	60,310	55,938	38,961

Contract owners’ equity end of period	$43,733	14,632	33,433	-	422,949	231,430	342,593	55,938

CHANGES IN UNITS:
Beginning units	1,055	2,112	-	-	17,108	5,139	4,257	4,136
Units purchased	1,913	229	4,129	20	20,710	82,239	91,191	123
Units redeemed	(225)	(1,286)	(1,995)	(20)	(8,680)	(70,270)	(75,124)	(2)

Ending units	2,743	1,055	2,134	-	29,138	17,108	20,324	4,257

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FMMP2		FOSR		FTVSV2		FTVUG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,482)	9,669	1,302	5,438	837	8,223	(168)	-
Realized gain (loss) on investments	-	-	(88,537)	(137,662)	55,963	78,621	(68)	-
Change in unrealized gain (loss) on investments	-	-	161,702	213,351	(15,125)	45,408	(609)	-
Reinvested capital gains	1,724	-	427	1,237	-	26,917	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,758)	9,669	74,894	82,364	41,675	159,169	(845)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,471,276	10,501,704	6,984	11,748	243	1,547	10,634	-
Transfers between funds	1,891,701	(11,774,772)	86,086	(59,738)	(115,881)	(14,896)	89,846	-
Redemptions (note 3)	(1,276,542)	(67,811)	(315,358)	(117,499)	(33,166)	(10,277)	(384)	-
Adjustments to maintain reserves	(44)	15	914	(119)	75	(26)	2	-

Net equity transactions	2,086,391	(1,340,864)	(221,374)	(165,608)	(148,729)	(23,652)	100,098	-

Net change in contract owners’ equity	2,075,633	(1,331,195)	(146,480)	(83,244)	(107,054)	135,517	99,253	-
Contract owners’ equity beginning of period	411,717	1,742,912	387,043	470,287	174,222	38,705	-	-

Contract owners’ equity end of period	$2,487,350	411,717	240,563	387,043	67,168	174,222	99,253	-

CHANGES IN UNITS:
Beginning units	35,590	150,801	32,141	49,207	9,695	2,768	-	-
Units purchased	1,213,798	1,193,348	28,815	5,084	8,736	44,909	7,341	-
Units redeemed	(1,033,712)	(1,308,559)	(43,211)	(22,150)	(15,498)	(37,982)	(28)	-

Ending units	215,676	35,590	17,745	32,141	2,933	9,695	7,313	-

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVDM3		TIF2		TIF3		FTVGI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$22,730	10,657	351	551	3,756	9,227	(2,680)	121,006
Realized gain (loss) on investments	217,192	(149,172)	(11)	(1,146)	(40,608)	(77,073)	112,061	(22)
Change in unrealized gain (loss) on investments	70,992	620,985	1,539	6,266	51,842	140,957	2,492	19,911
Reinvested capital gains	-	1,353	-	763	-	12,496	182	-

Net increase (decrease) in contract owners’ equity resulting from operations	310,914	483,823	1,879	6,434	14,990	85,607	112,055	140,895

Equity transactions:
Purchase payments received from contract owners (note 3)	3,012	8,906	-	(3,278)	54,394	3,839	158,499	-
Transfers between funds	(195,741)	1,280,668	-	2,111	(88,380)	(28,914)	(460,309)	1,470,000
Redemptions (note 3)	(352,774)	(83,892)	-	-	(113,835)	(88,931)	(145,109)	(919)
Adjustments to maintain reserves	890	(112)	(1)	996	559	(280)	2	(14)

Net equity transactions	(544,613)	1,205,570	(1)	(171)	(147,262)	(114,286)	(446,917)	1,469,067

Net change in contract owners’ equity	(233,699)	1,689,393	1,878	6,263	(132,272)	(28,679)	(334,862)	1,609,962
Contract owners’ equity beginning of period	1,986,659	297,266	23,392	17,129	283,869	312,548	1,623,384	13,422

Contract owners’ equity end of period	$1,752,960	1,986,659	25,270	23,392	151,597	283,869	1,288,522	1,623,384

CHANGES IN UNITS:
Beginning units	117,076	30,187	1,201	1,201	22,353	33,624	105,741	1,034
Units purchased	9,746	100,466	-	4	7,505	2,660	81,038	104,774
Units redeemed	(38,631)	(13,577)	-	(4)	(18,816)	(13,931)	(113,143)	(67)

Ending units	88,191	117,076	1,201	1,201	11,042	22,353	73,636	105,741

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBVSG		AMINS		AMCG		AMFAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(100)	(265)	22,845	11,951	(1,240)	(862)	(317)	(153)
Realized gain (loss) on investments	2,185	(3,835)	(86,698)	(145,014)	90,888	3,868	17,128	508
Change in unrealized gain (loss) on investments	(2,459)	716	123,728	259,578	(13,084)	54,555	(7,902)	13,476
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(374)	(3,384)	59,875	126,515	76,564	57,561	8,909	13,831

Equity transactions:
Purchase payments received from contract owners (note 3)	(1)	1,547	6,669	12,428	7,399	2,046	321	3,170
Transfers between funds	(1,710)	17,037	(114,202)	(25,006)	158,320	(4,294)	(49,109)	73,799
Redemptions (note 3)	(45,160)	(24)	(228,748)	(134,461)	(272,861)	(56,594)	(12,217)	(4,067)
Adjustments to maintain reserves	(1)	(3)	981	(112)	672	(217)	42	(2)

Net equity transactions	(46,872)	18,557	(335,300)	(147,151)	(106,470)	(59,059)	(60,963)	72,900

Net change in contract owners’ equity	(47,246)	15,173	(275,425)	(20,636)	(29,906)	(1,498)	(52,054)	86,731
Contract owners’ equity beginning of period	47,246	32,073	434,339	454,975	230,196	231,694	86,731	-

Contract owners’ equity end of period	$-	47,246	158,914	434,339	200,290	230,196	34,677	86,731

CHANGES IN UNITS:
Beginning units	5,503	5,315	41,049	57,596	13,627	17,972	7,628	-
Units purchased	-	37,006	4,699	5,237	28,957	738	2,080	8,233
Units redeemed	(5,503)	(36,818)	(33,398)	(21,784)	(33,371)	(5,083)	(7,140)	(605)

Ending units	-	5,503	12,350	41,049	9,213	13,627	2,568	7,628

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI3		OVSC		PMVHYA		PMVLDA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12)	-	70	5,568	64,316	33,982	41,046	65,017
Realized gain (loss) on investments	(1,599)	-	2,544	(308,065)	34,654	(58,262)	64,292	(5,215)
Change in unrealized gain (loss) on investments	-	-	709	387,596	32,469	158,964	40,765	(16,157)
Reinvested capital gains	-	-	-	-	-	-	11,713	199,116

Net increase (decrease) in contract owners’ equity resulting from operations	(1,611)	-	3,323	85,099	131,439	134,684	157,816	242,761

Equity transactions:
Purchase payments received from contract owners (note 3)	25	-	-	13,483	213,035	11,314	107,520	25,676
Transfers between funds	1,993	-	-	(708,300)	2,057,310	13,862	(110,201)	3,197,728
Redemptions (note 3)	(407)	-	(6,083)	(166,752)	(298,499)	(153,110)	(1,040,714)	(523,106)
Adjustments to maintain reserves	-	-	(10)	(405)	(650)	(173)	211	(407)

Net equity transactions	1,611	-	(6,093)	(861,974)	1,971,196	(128,107)	(1,043,184)	2,699,891

Net change in contract owners’ equity	-	-	(2,770)	(776,875)	2,102,635	6,577	(885,368)	2,942,652
Contract owners’ equity beginning of period	-	-	18,264	795,139	446,662	440,085	4,500,451	1,557,799

Contract owners’ equity end of period	$-	-	15,494	18,264	2,549,297	446,662	3,615,083	4,500,451

CHANGES IN UNITS:
Beginning units	-	-	1,022	61,042	25,134	34,600	344,561	135,038
Units purchased	14,674	-	-	3,725	155,541	3,688	148,818	258,112
Units redeemed	(14,674)	-	(317)	(63,745)	(55,382)	(13,154)	(229,620)	(48,589)

Ending units	-	-	705	1,022	125,293	25,134	263,759	344,561

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVTRA		PVTSCB		ACGI		TRBCG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$68,548	140,013	(1)	35	(1,300)	18,292	(1,974)	(3,730)
Realized gain (loss) on investments	158,143	44,859	(10)	(11)	(45,596)	(87,434)	224,287	78,775
Change in unrealized gain (loss) on investments	(34,253)	79,570	809	718	82,952	170,466	(189,629)	217,741
Reinvested capital gains	80,717	99,742	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	273,155	364,184	798	742	36,056	101,324	32,684	292,786

Equity transactions:
Purchase payments received from contract owners (note 3)	314,431	84,537	-	-	40,614	14,122	6,512	9,127
Transfers between funds	(82,830)	724,169	-	-	(185,106)	140,678	(418,707)	(333,076)
Redemptions (note 3)	(1,142,210)	(636,389)	-	-	(249,681)	(149,699)	(242,826)	(303,769)
Adjustments to maintain reserves	168	(397)	(2)	(3)	1,088	(42)	1,645	(317)

Net equity transactions	(910,441)	171,920	(2)	(3)	(393,085)	5,059	(653,376)	(628,035)

Net change in contract owners’ equity	(637,286)	536,104	796	739	(357,029)	106,383	(620,692)	(335,249)
Contract owners’ equity beginning of period	3,373,724	2,837,620	3,118	2,379	587,111	480,728	793,798	1,129,047

Contract owners’ equity end of period	$2,736,438	3,373,724	3,914	3,118	230,082	587,111	173,106	793,798

CHANGES IN UNITS:
Beginning units	221,487	211,839	202	202	36,252	36,764	71,519	143,629
Units purchased	40,632	78,281	-	-	6,260	11,931	7,038	1,587
Units redeemed	(95,489)	(68,633)	-	-	(29,852)	(12,443)	(65,064)	(73,697)

Ending units	166,630	221,487	202	202	12,660	36,252	13,493	71,519

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TREI2		WRASP		WFVSCG		LOVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$109	94	(3,173)	(2,475)	(96)	-	-	(1)
Realized gain (loss) on investments	(12)	(18)	27,389	272	(3,067)	-	-	(11,488)
Change in unrealized gain (loss) on investments	1,042	1,501	(165,447)	169,855	4,912	-	-	11,356
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,139	1,577	(141,231)	167,652	1,749	-	-	(133)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	45,630	-	17,401	-	-	-
Transfers between funds	-	-	5,092	1,475,000	424	-	-	-
Redemptions (note 3)	-	-	587	(458)	-	-	-	(16,056)
Adjustments to maintain reserves	(3)	(10)	(9)	3	(7)	-	-	6

Net equity transactions	(3)	(10)	51,300	1,474,545	17,818	-	-	(16,050)

Net change in contract owners’ equity	1,136	1,567	(89,931)	1,642,197	19,567	-	-	(16,183)
Contract owners’ equity beginning of period	7,924	6,357	1,642,197	-	-	-	-	16,183

Contract owners’ equity end of period	$9,060	7,924	1,552,266	1,642,197	19,567	-	-	-

CHANGES IN UNITS:
Beginning units	776	777	137,565	-	-	-	-	1,383
Units purchased	-	-	176,921	137,611	31,461	-	-	-
Units redeemed	-	(1)	(194,414)	(46)	(29,866)	-	-	(1,383)

Ending units	776	776	120,072	137,565	1,595	-	-	-

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVBVI		ALVIVA		FOS		FTVDM2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(42)	-	-	-	-	-	-
Realized gain (loss) on investments	-	(1)	-	(1)	-	295	-	(4,221)
Change in unrealized gain (loss) on investments	-	-	-	1	-	-	-	4,267
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(43)	-	-	-	295	-	46

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	(4,078)	-	(1,618)
Transfers between funds	-	43	-	-	-	2,841	-	1,209
Redemptions (note 3)	-	-	-	-	-	-	-	(4,335)
Adjustments to maintain reserves	-	-	-	-	-	942	-	11

Net equity transactions	-	43	-	-	-	(295)	-	(4,733)

Net change in contract owners’ equity	-	-	-	-	-	-	-	(4,687)
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	4,687

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	246
Units purchased	-	24,091	-	-	-	4	-	1
Units redeemed	-	(24,091)	-	-	-	(4)	-	(247)

Ending units	-	-	-	-	-	-	-	-

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVGS2		SBVSG2		OVGR		OVHI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(1)	-	-	-	(11)	-	-
Realized gain (loss) on investments	-	(4,228)	-	(1)	-	1,566	-	(21,394)
Change in unrealized gain (loss) on investments	-	4,431	-	1	-	-	-	21,664
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	202	-	-	-	1,555	-	270

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	13,015	-	-
Transfers between funds	-	-	-	-	-	77	-	-
Redemptions (note 3)	-	(9,464)	-	-	-	(14,646)	-	(5,609)
Adjustments to maintain reserves	-	2	-	-	-	(1)	-	1

Net equity transactions	-	(9,462)	-	-	-	(1,555)	-	(5,608)

Net change in contract owners’ equity	-	(9,260)	-	-	-	-	-	(5,338)
Contract owners’ equity beginning of period	-	9,260	-	-	-	-	-	5,338

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	782	-	-	-	-	-	1,634
Units purchased	-	-	-	-	-	1,411	-	-
Units redeemed	-	(782)	-	-	-	(1,411)	-	(1,634)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

23

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)*

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)*

V.I. Capital Development Fund - Series I (AVCDI)

V.I. Dynamics Fund - Series I (IVD)*

V.I. Small Cap Equity Fund - Series I (AVSCE)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Real Estate Investment Portfolio - Class A (ALVREA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)*

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)

VIP Fund - Overseas Portfolio - Service Class (FOS)*

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Franklin U.S. Government Fund - Class 2 (FTVUG2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)*

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

Templeton Growth Securities Fund - Class 2 (FTVGS2)*

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)*

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)*

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)*

High Income Fund/VA - Non-Service Shares (OVHI)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Comstock Portfolio - Class I (ACC1)*

Growth and Income Portfolio - Class I (ACGI)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represent fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges - Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.

Maximum Variable Account Charges*	0.55%

*	When maximum options are elected.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	MLVGA3	JABS	JACAS	JAIGS2	LOVMCV	MVFSC	MSVRE

0.35%	$89,640	$188	$232	$430	$5,762	$54	$2,550	$811
0.55%	15,465	-	73	127	187	-	1,661	448

Totals	$105,105	$188	$305	$557	$5,949	$54	$4,211	$1,259

	AMTB	PMVFAD	AVCDI	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1

0.35%	$100	$105	$15	$218	$67	$10,179	$629	$2,915
0.55%	-	-	-	-	-	927	355	1,223

	$100	$105	$15	$218	$67	$11,106	$984	$4,138

	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FQB	FCS	FEIS

0.35%	$108	$13	$720	$317	$1,290	$9	$3,981	$115
0.55%	-	-	463	-	654	-	207	23

	$108	$13	$1,183	$317	$1,944	$9	$4,188	$138

	FGS	FIGBS	FMCS	FMMP2	FOSR	FTVSV2	FTVUG2	FTVDM3

0.35%	$94	$1,385	$1,243	$12,474	$1,083	$503	$25	$6,057
0.55%	-	38	-	371	517	119	143	295

	$94	$1,423	$1,243	$12,845	$1,600	$622	$168	$6,352

	TIF2	TIF3	FTVGI3	SBVSG	AMINS	AMCG	AMFAS	OVHI3

0.35%	$79	$664	$3,678	$100	$890	$803	$224	$-
0.55%	-	317	-	-	506	437	93	12

	$79	$981	$3,678	$100	$1,396	$1,240	$317	$12

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVSC	PMVHYA	PMVLDA	PMVTRA	PVTSCB	ACGI	TRBCG2	TREI2

0.35%	$50	$2,938	$10,194	$10,379	$11	$1,267	$1,211	$27
0.55%	-	544	1,951	2,374	-	637	763	-

	$50	$3,482	$12,145	$12,753	$11	$1,904	$1,974	$27

	WRASP	WFVSCG

0.35%	$3,357	$96
0.55%	-	-

	$3,357	$96

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $92,982 and $24,060, respectively, and total transfers from the Account to the fixed account were $98,117 and $24,729, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $32,016 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$25,557,267	0	$25,557,267
The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III ( MLVGA3 )	$1,146	$1,223
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	1,856	2,356
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	158,692	192,450
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2 )	288,632	489,351
Series Fund - Mid Cap Value Portfolio - Class VC ( LOVMCV )	18,671	24,872
Value Series - Service Class ( MVFSC )	1,003,795	896,587
U.S. Real Estate Portfolio - Class I ( MSVRE )	344,797	475,302
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	10,118	10,091
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	2,187	2,460
V.I. Capital Development Fund - Series I ( AVCDI )	11	17
VPS Real Estate Investment Portfolio - Class A ( ALVREA )	208	217
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	628,838	644,900
VP Inflation Protection Fund - Class II ( ACVIP2 )	3,688,124	3,987,853
VP International Fund - Class III ( ACVI3 )	210,220	283,413
VP Mid Cap Value Fund - Class I ( ACVMV1 )	1,718,087	1,967,458
VP Value Fund - Class I ( ACVV )	5,054	3,361
VP Vista(SM) Fund - Class I ( ACVVS1 )	21	15
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	439,120	554,642
Stock Index Fund, Inc. - Initial Shares ( DSIF )	51,069	36,320
Appreciation Portfolio - Initial Shares ( DCAP )	532,339	554,603
(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Quality Bond Fund II - Primary Shares ( FQB )	9	9
VIP Fund - Contrafund Portfolio - Service Class ( FCS )	300,613	341,163
VIP Fund - Equity-Income Portfolio - Service Class ( FEIS )	10,564	6,653
VIP Fund - Growth Portfolio - Service Class ( FGS )	23,897	26,314
VIP Fund - Investment Grade Bond Portfolio - Service Class ( FIGBS )	122,084	126,717
VIP Fund - Mid Cap Portfolio - Service Class ( FMCS )	1,899,373	1,930,954
VIP Fund - Money Market Portfolio - Service Class 2 ( FMMP2 )	12,729,553	12,729,553
VIP Fund - Overseas Portfolio - Service Class R ( FOSR )	647,281	558,744
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	282,902	338,865
Franklin U.S. Government Fund - Class 2 ( FTVUG2 )	90,344	90,276
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	543,859	761,051
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	92	81
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	267,404	226,796
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	2,297,682	2,409,743
ClearBridge Variable Small Cap Growth Portfolio - Class I ( SBVSG )	46,497	48,682
International Portfolio - S Class Shares ( AMINS )	474,026	387,328
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )	510,589	601,477
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	80,843	97,971
High Income Fund/VA - Class 3 ( OVHI3 )	39,786	38,187
Main Street Small Cap Fund(R)/VA - Non-Service Shares ( OVSC )	3,596	6,140
High Yield Portfolio - Administrative Class ( PMVHYA )	2,260,918	2,295,572
Low Duration Portfolio - Administrative Class ( PMVLDA )	4,633,536	4,697,828
Total Return Portfolio - Administrative Class ( PMVTRA )	1,362,657	1,520,800
Putnam VT Small Cap Value Fund - IB Shares ( PVTSCB )	22	12
Growth and Income Portfolio - Class I ( ACGI )	541,285	495,689
Blue Chip Growth Portfolio - II ( TRBCG2 )	512,394	736,681
Equity Income Portfolio - II ( TREI2 )	41	29
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	4,525,237	4,552,626
Advantage Funds Variable Trust - VT Small Cap Growth Fund ( WFVSCG )	303,955	300,888

Total	$43,614,024	$45,454,320

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL  STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010			0.35%	7,412	$13.29			$98,496	1.62%	9.38%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.35%	to	0.55%	6,793	17.80	to	17.51	120,699	3.26%	7.74%	to	7.52%
2009			0.55%	813	16.29			13,243	2.77%	24.89%
2008			0.55%	813	13.04			10,603	1.72%	-16.52%
2007			0.55%	813	15.62			12,702	1.97%	9.68%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.35%	to	0.55%	3,641	19.27	to	18.96	70,071	0.15%	6.11%	to	5.89%
2009	0.35%	to	0.55%	11,450	18.16	to	17.90	207,175	0.01%	45.50%	to	45.21%
2008	0.35%	to	0.55%	9,948	12.48	to	12.33	123,792	0.01%	-44.50%	to	-44.62%
2007	0.35%	to	0.55%	66,715	22.49	to	22.26	1,496,414	0.21%	36.15%	to	35.88%
2006	0.35%	to	0.55%	104,890	16.52	to	16.38	1,729,252	0.15%	8.74%	to	8.52%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.35%	to	0.55%	65,170	26.91	to	26.61	1,752,733	0.53%	24.59%	to	24.34%
2009			0.35%	74,916	21.60			1,618,102	0.42%	78.45%
2008			0.35%	42,679	12.10			516,590	0.85%	-52.38%
2007			0.35%	3,985	25.42			101,284	0.46%	27.62%
2006			0.35%	2,733	19.92			54,429	1.41%	46.18%
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)
2008			0.35%	1,383	11.70			16,183	0.98%	-36.64%
2007	0.35%	to	0.55%	5,944	18.47	to	18.28	109,688	1.31%	3.07%	to	2.87%
2006	0.35%	to	0.55%	5,496	17.92	to	17.77	98,406	1.27%	16.86%	to	16.63%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009			0.35%	1,645	14.84			24,407	0.51%	26.17%
2008	0.35%	to	0.55%	1,646	11.76	to	11.62	19,356	1.21%	-39.57%	to	-39.69%
2007	0.35%	to	0.55%	29,559	19.46	to	19.26	573,831	0.51%	0.23%	to	0.02%
2006	0.35%	to	0.55%	36,785	19.41	to	19.25	712,925	0.54%	11.84%	to	11.62%
Value Series - Service Class (MVFSC)
2010	0.35%	to	0.55%	35,080	17.89	to	17.60	623,502	1.51%	10.83%	to	10.60%
2009	0.35%	to	0.55%	73,423	16.14	to	15.91	1,179,966	1.33%	22.02%	to	21.78%
2008	0.35%	to	0.55%	88,887	13.23	to	13.06	1,171,208	1.10%	-32.98%	to	-33.11%
2007	0.35%	to	0.55%	96,364	19.73	to	19.53	1,896,865	0.51%	7.21%	to	7.00%
2006	0.35%	to	0.55%	42,331	18.41	to	18.25	777,745	0.82%	20.08%	to	19.84%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	0.35%	to	0.55%	3,233	26.20	to	25.78	84,362	3.23%	29.51%	to	29.25%
2009	0.35%	to	0.55%	22,957	20.23	to	19.95	462,477	3.31%	27.91%	to	27.65%
2008	0.35%	to	0.55%	32,422	15.82	to	15.62	511,021	3.64%	-38.11%	to	-38.24%
2007	0.35%	to	0.55%	40,037	25.56	to	25.30	1,020,786	1.14%	-17.36%	to	-17.53%
2006	0.35%	to	0.55%	32,916	30.93	to	30.68	1,016,261	1.11%	37.56%	to	37.29%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010			0.35%	16,979	11.57			196,458	0.00%	4.92%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010			0.35%	5,900	11.92			70,353	1.35%	8.99%
2009			0.35%	2,085	10.94			22,811	0.56%	9.41%			*
V.I. Capital Development Fund - Series I (AVCDI)
2010			0.35%	260	19.65			5,108	0.00%	18.36%
2009			0.35%	260	16.60			4,315	0.00%	41.87%
2008	0.35%	to	0.55%	262	11.70	to	11.56	3,065	0.00%	-47.21%	to	-47.32%
2007	0.35%	to	0.55%	31,320	22.16	to	21.93	692,473	0.00%	10.45%	to	10.23%
2006	0.35%	to	0.55%	34,382	20.06	to	19.90	688,595	0.00%	16.11%	to	15.88%
VPS International Value Portfolio - Class A (ALVIVA)
2007			0.35%	1,542	30.87			47,605	1.19%	5.47%
2006			0.35%	1,552	29.27			45,429	1.40%	34.96%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2010			0.35%	29,898	25.90			774,270	0.00%	25.90%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010			0.35%	39	25.33			988	0.04%	26.46%
2009			0.35%	39	20.03			781	1.10%	42.36%
2008			0.35%	39	14.07			549	0.73%	-35.80%
2007			0.35%	39	21.91			855	0.00%	1.35%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.35%	to	0.55%	21,613	14.00	to	13.77	301,399	2.14%	4.75%	to	4.54%
2009	0.35%	to	0.55%	276,629	13.36	to	13.17	3,693,232	2.27%	9.83%	to	9.61%
2008	0.35%	to	0.55%	44,701	12.16	to	12.02	541,630	5.23%	-1.93%	to	-2.13%
2007	0.35%	to	0.55%	172,023	12.40	to	12.28	2,128,029	4.53%	9.11%	to	8.89%
2006	0.35%	to	0.55%	193,573	11.37	to	11.28	2,196,709	3.34%	1.23%	to	1.03%
VP International Fund - Class III (ACVI3)
2010	0.35%	to	0.55%	14,312	8.58	to	8.54	122,695	2.58%	12.90%	to	12.67%
2009	0.35%	to	0.55%	38,285	7.60	to	7.58	290,779	2.27%	33.30%	to	33.03%
2008	0.35%	to	0.55%	58,014	5.70			330,765	0.00%	-42.96%	to	-43.04%	*
(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.35%	to	0.55%	85,752	$15.29	to	$15.12	$1,309,605	2.27%	18.84%	to	18.60%
2009	0.35%	to	0.55%	57,012	12.87	to	12.75	731,606	3.13%	29.49%	to	29.23%
2008	0.35%	to	0.55%	59,552	9.94	to	9.87	590,643	0.02%	-24.61%	to	-24.76%
2007			0.35%	818	13.18			10,783	1.30%	-2.65%
VP Value Fund - Class I (ACVV)
2010			0.35%	2,869	17.41			49,935	2.84%	13.03%
2009			0.35%	527	15.40			8,115	4.98%	19.44%
2008			0.35%	1,409	12.89			18,165	2.21%	-27.03%
2007	0.35%	to	0.55%	5,420	17.67	to	17.49	95,714	1.39%	-5.47%	to	-5.66%
2006	0.35%	to	0.55%	4,021	18.69	to	18.54	75,115	1.44%	18.24%	to	18.00%
VP Vista(SM) Fund - Class I (ACVVS1)
2010			0.35%	363	13.35			4,845	0.00%	23.45%
2009			0.35%	363	10.81			3,925	0.00%	22.04%
2008			0.35%	362	8.86			3,207	0.00%	-48.80%
2007			0.35%	725	17.30			12,545	0.00%	39.28%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.35%	to	0.55%	5,459	22.02	to	21.66	119,790	0.86%	25.39%	to	25.14%
2009	0.35%	to	0.55%	25,227	17.56	to	17.31	440,730	0.03%	24.59%	to	24.34%
2008			0.35%	201	14.10			2,833	0.88%	-31.16%
2007			0.35%	401	20.47			8,210	0.00%	-1.00%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010			0.35%	5,921	16.00			94,727	1.70%	14.44%
2009			0.35%	8,191	13.98			114,512	2.11%	25.89%
2008			0.35%	8,190	11.10			90,949	2.01%	-37.36%
2007			0.35%	12,552	17.73			222,529	1.80%	4.88%
2006			0.35%	5,123	16.90			86,593	2.22%	15.09%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.35%	to	0.55%	14,106	15.91	to	15.65	223,749	2.90%	14.91%	to	14.68%
2009	0.35%	to	0.55%	47,989	13.84	to	13.65	661,538	2.58%	22.13%	to	21.88%
2008	0.35%	to	0.55%	64,436	11.33	to	11.20	727,577	1.99%	-29.80%	to	-29.94%
2007	0.35%	to	0.55%	65,645	16.15	to	15.98	1,057,056	1.93%	6.76%	to	6.54%
2006	0.35%	to	0.55%	115,323	15.12	to	15.00	1,740,931	1.52%	16.07%	to	15.84%
Quality Bond Fund II - Primary Shares (FQB)
2010			0.35%	725	14.51			10,517	0.00%	8.12%
2007			0.35%	3,069	12.10			37,134	4.31%	5.01%
2006			0.35%	2,661	11.52			30,660	0.00%	3.79%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2010	0.35%	to	0.55%	62,831	20.20	to	19.87	1,267,520	1.08%	16.70%	to	16.46%
2009	0.35%	to	0.55%	65,964	17.31	to	17.06	1,141,721	1.45%	35.19%	to	34.92%
2008	0.35%	to	0.55%	33,484	12.80	to	12.65	428,672	4.04%	-42.81%	to	-42.93%
2007	0.35%	to	0.55%	4,789	22.39	to	22.16	107,157	1.00%	17.09%	to	16.86%
2006			0.35%	3,357	19.12			64,190	2.07%	11.20%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.35%	to	0.55%	2,743	15.97	to	15.71	43,733	1.91%	14.69%	to	14.46%
2009	0.35%	to	0.55%	1,055	13.93	to	13.73	14,632	2.39%	29.58%	to	29.32%
2008	0.35%	to	0.55%	2,112	10.75	to	10.62	22,660	1.73%	-42.90%	to	-43.02%
2007	0.35%	to	0.55%	3,112	18.83	to	18.63	58,436	2.24%	1.06%	to	0.86%
2006	0.35%	to	0.55%	1,813	18.63	to	18.47	33,701	3.10%	19.66%	to	19.42%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010			0.35%	2,134	15.67			33,433	0.17%	23.62%
2006			0.35%	505	14.93			7,539	0.15%	6.36%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010			0.35%	29,138	14.52			422,949	3.75%	7.30%
2009			0.35%	17,108	13.53			231,430	2.17%	15.27%
2008			0.35%	5,139	11.74			60,310	4.14%	-3.68%
2007	0.35%	to	0.55%	6,108	12.18	to	12.06	74,367	3.18%	3.84%	to	3.64%
2006	0.35%	to	0.55%	3,954	11.73	to	11.64	46,350	3.83%	3.94%	to	3.73%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010			0.35%	20,324	16.86			342,593	0.06%	28.25%
2009			0.35%	4,257	13.14			55,938	0.62%	39.52%
2008			0.35%	4,136	9.42			38,961	0.23%	-39.72%
2007			0.35%	9,427	15.63			147,317	0.71%	15.08%
2006			0.35%	4,658	13.58			63,252	0.39%	12.20%
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
2010	0.35%	to	0.55%	215,676	11.54	to	11.35	2,487,350	0.01%	-0.28%	to	-0.48%
2009	0.35%	to	0.55%	35,590	11.57	to	11.41	411,717	0.73%	0.12%	to	-0.08%
2008	0.35%	to	0.55%	150,801	11.56	to	11.42	1,742,912	2.64%	2.41%	to	2.21%
2007	0.35%	to	0.55%	35,370	11.29	to	11.17	398,386	4.81%	4.55%	to	4.34%
2006	0.35%	to	0.55%	43,162	10.80	to	10.71	465,232	4.51%	4.26%	to	4.06%
(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2006			0.35%	417	$22.71			$9,468	0.00%	17.54%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.35%	to	0.55%	17,745	13.59	to	13.44	240,563	0.72%	12.61%	to	12.39%
2009	0.35%	to	0.55%	32,141	12.07	to	11.96	387,043	1.82%	26.05%	to	25.80%
2008	0.35%	to	0.55%	49,207	9.58	to	9.51	470,287	1.92%	-44.07%	to	-44.19%
2007	0.35%	to	0.55%	68,460	17.12	to	17.03	1,170,732	3.13%	16.81%	to	16.58%
2006	0.35%	to	0.55%	86,943	14.66	to	14.61	1,273,494	0.90%	17.54%	to	17.30%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.35%	to	0.55%	2,933	23.00	to	22.62	67,168	0.94%	27.77%	to	27.52%
2009	0.35%	to	0.55%	9,695	18.00	to	17.74	174,222	2.20%	28.71%	to	28.45%
2008			0.35%	2,768			13.98	38,705	1.30%			-33.25%
2007	0.35%	to	0.55%	2,178	20.95	to	20.73	45,576	0.61%	-2.72%	to	-2.92%
2006	0.35%	to	0.55%	1,808	21.53	to	21.36	38,894	0.65%	16.57%	to	16.34%
Franklin U.S. Government Fund - Class 2 (FTVUG2)
2010	0.35%	to	0.55%	7,313	13.74	to	13.52	99,253	0.00%	4.91%	to	4.70%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2008			0.35%	246	19.05			4,687	2.76%	-52.87%
2007	0.35%	to	0.55%	336	40.43	to	40.01	13,548	1.96%	28.33%	to	28.07%
2006	0.35%	to	0.55%	446	31.50	to	31.24	14,027	0.94%	27.64%	to	27.39%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.35%	to	0.55%	88,191	19.88	to	19.65	1,752,960	1.64%	17.10%	to	16.87%
2009	0.35%	to	0.55%	117,076	16.98	to	16.82	1,986,659	1.42%	72.03%	to	71.68%
2008	0.35%	to	0.55%	30,187	9.87	to	9.80	297,266	2.80%	-52.84%	to	-52.93%
2007	0.35%	to	0.55%	26,870	20.92	to	20.81	561,512	2.66%	28.24%	to	27.99%
2006	0.35%	to	0.55%	36,600	16.32	to	16.26	596,719	1.30%	27.72%	to	27.46%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010			0.35%	1,201	21.04			25,270	1.89%	8.03%
2009			0.35%	1,201	19.48			23,392	3.20%	36.56%
2008			0.35%	1,201	14.26			17,129	2.36%	-40.59%
2007			0.35%	1,201	24.01			28,831	1.68%	15.05%
2006			0.35%	1,632	20.87			34,052	1.02%	21.02%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.35%	to	0.55%	11,042	13.76	to	13.60	151,597	1.93%	8.03%	to	7.81%
2009	0.35%	to	0.55%	22,353	12.73	to	12.62	283,869	3.80%	36.72%	to	36.44%
2008	0.35%	to	0.55%	33,624	9.31	to	9.25	312,548	2.50%	-40.60%	to	-40.72%
2007	0.35%	to	0.55%	39,230	15.68	to	15.60	614,506	1.93%	15.04%	to	14.81%
2006	0.35%	to	0.55%	51,256	13.63	to	13.59	698,219	1.77%	21.04%	to	20.79%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010			0.35%	73,636	17.50			1,288,522	0.09%	13.98%
2009			0.35%	105,741	15.35			1,623,384	15.58%	18.27%
2008			0.35%	1,034	12.98			13,422	3.42%	5.83%
2007	0.35%	to	0.55%	3,741	12.27	to	12.20	45,747	0.00%	10.64%	to	10.42%
Templeton Growth Securities Fund - Class 2 (FTVGS2)
2008			0.35%	782	11.84			9,260	1.85%	-42.53%
2007	0.35%	to	0.55%	1,147	20.60	to	20.39	23,558	1.33%	1.99%	to	1.78%
2006	0.35%	to	0.55%	1,174	20.20	to	20.04	23,659	1.31%	21.38%	to	21.14%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009			0.35%	5,503	8.59			47,246	0.00%	42.27%
2008			0.35%	5,315	6.03			32,073	0.00%	-40.92%
International Portfolio - S Class Shares (AMINS)
2010	0.35%	to	0.55%	12,350	12.90	to	12.76	158,914	7.04%	21.59%	to	21.34%
2009	0.35%	to	0.55%	41,049	10.61	to	10.51	434,339	3.27%	34.04%	to	33.77%
2008	0.35%	to	0.55%	57,596	7.92	to	7.86	454,975	0.00%	-46.62%	to	-46.73%
2007	0.35%	to	0.55%	78,383	14.83	to	14.75	1,161,152	1.68%	2.85%	to	2.64%
2006	0.35%	to	0.55%	73,940	14.42	to	14.37	1,065,565	0.11%	23.02%	to	22.78%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.35%	to	0.55%	9,213	21.83	to	21.47	200,290	0.00%	28.64%	to	28.39%
2009	0.35%	to	0.55%	13,627	16.97	to	16.72	230,196	0.00%	31.14%	to	30.87%
2008	0.35%	to	0.55%	17,972	12.94	to	12.78	231,694	0.00%	-43.57%	to	-43.68%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.35%	to	0.55%	2,568	13.58	to	13.36	34,677	0.00%	19.19%	to	18.95%
2009	0.35%	to	0.55%	7,628	11.39	to	11.23	86,731	0.00%	22.32%	to	22.08%
2007	0.35%	to	0.55%	34,459	15.44	to	15.28	530,789	0.00%	0.16%	to	-0.04%
2006	0.35%	to	0.55%	36,324	15.42	to	15.29	558,975	0.00%	4.88%	to	4.67%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2007	0.35%	to	0.55%	97,629	17.49	to	17.31	1,702,920	0.25%	13.75%	to	13.52%
2006	0.35%	to	0.55%	128,591	15.38	to	15.25	1,973,440	0.35%	7.57%	to	7.36%
(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Global Securities Fund/VA - Class 3 (OVGS3)
2007			0.35%	4,115	$14.95			$61,527	1.21%	5.96%
2006			0.35%	3,486	14.11			49,189	0.81%	17.28%
High Income Fund/VA - Class 3 (OVHI3)
2007			0.35%	493	9.64			4,752	0.00%	-3.62%			*
High Income Fund/VA - Non-Service Shares (OVHI)
2008			0.35%	1,634	3.27			5,338	7.21%	-78.75%
2007	0.35%	to	0.55%	4,437	15.37	to	15.21	68,076	7.13%	-0.45%	to	-0.65%
2006	0.35%	to	0.55%	4,512	15.44	to	15.31	69,566	10.04%	9.04%	to	8.82%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2006			0.35%	275	16.67			4,583	0.12%	14.62%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010			0.35%	705	21.98			15,494	0.82%	22.97%
2009			0.35%	1,022	17.87			18,264	2.18%	36.72%
2008	0.35%	to	0.55%	61,042	13.07	to	12.91	795,139	0.52%	-38.05%	to	-38.17%
2007	0.35%	to	0.55%	64,300	21.10	to	20.88	1,353,407	0.32%	-1.56%	to	-1.76%
2006	0.35%	to	0.55%	61,432	21.43	to	21.26	1,314,328	0.15%	14.60%	to	14.37%
High Yield Portfolio - Administrative Class (PMVHYA)
2010	0.35%	to	0.55%	125,293	20.36	to	20.02	2,549,297	7.20%	14.10%	to	13.87%
2009	0.35%	to	0.55%	25,134	17.84	to	17.59	446,662	8.70%	39.71%	to	39.43%
2008	0.35%	to	0.55%	34,600	12.77	to	12.61	440,085	7.77%	-23.79%	to	-23.95%
2007	0.35%	to	0.55%	51,858	16.76	to	16.58	866,578	7.31%	3.15%	to	2.95%
2006	0.35%	to	0.55%	62,855	16.24	to	16.11	1,019,006	7.03%	8.69%	to	8.47%
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.35%	to	0.55%	263,759	13.72	to	13.50	3,615,083	1.60%	4.92%	to	4.71%
2009	0.35%	to	0.55%	344,561	13.08	to	12.89	4,500,451	3.17%	12.92%	to	12.69%
2008	0.35%	to	0.55%	135,038	11.58	to	11.44	1,557,799	3.93%	-0.80%	to	-1.00%
2007	0.35%	to	0.55%	125,556	11.67	to	11.55	1,462,001	4.63%	7.00%	to	6.78%
2006	0.35%	to	0.55%	139,944	10.91	to	10.82	1,524,158	4.28%	3.60%	to	3.39%
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.35%	to	0.55%	166,630	16.45	to	16.18	2,736,438	2.42%	7.73%	to	7.52%
2009	0.35%	to	0.55%	221,487	15.27	to	15.05	3,373,724	5.14%	13.63%	to	13.40%
2008	0.35%	to	0.55%	211,839	13.44	to	13.27	2,837,620	4.54%	4.38%	to	4.17%
2007	0.35%	to	0.55%	274,511	12.87	to	12.74	3,523,911	4.60%	8.36%	to	8.14%
2006	0.35%	to	0.55%	260,016	11.88	to	11.78	3,082,824	4.41%	3.48%	to	3.28%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2010			0.35%	202	19.38			3,914	0.30%	25.54%
2009			0.35%	202	15.44			3,118	1.70%	31.07%
2008			0.35%	202	11.78			2,379	1.46%	-39.57%
2007			0.35%	404	19.49			7,873	0.00%	-13.03%
Growth and Income Portfolio - Class I (ACGI)
2010	0.35%	to	0.55%	12,660	18.23	to	17.94	230,082	0.13%	12.12%	to	11.89%
2009	0.35%	to	0.55%	36,252	16.26	to	16.03	587,111	4.27%	23.93%	to	23.68%
2008	0.35%	to	0.55%	36,764	13.12	to	12.96	480,728	2.17%	-32.27%	to	-32.41%
2007	0.35%	to	0.55%	79,517	19.38	to	19.18	1,536,978	1.48%	2.44%	to	2.23%
2006	0.35%	to	0.55%	72,151	18.92	to	18.76	1,362,295	1.15%	15.83%	to	15.60%
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.35%	to	0.55%	13,493	12.87	to	12.72	173,106	0.00%	15.59%	to	15.36%
2009	0.35%	to	0.55%	71,519	11.13	to	11.03	793,798	0.00%	41.30%	to	41.01%
2008	0.35%	to	0.55%	143,629	7.88	to	7.82	1,129,047	0.06%	-42.85%	to	-42.97%
2007	0.35%	to	0.55%	28,423	13.79	to	13.71	391,451	0.00%	12.09%	to	11.87%
Equity Income Portfolio - II (TREI2)
2010			0.35%	776	11.68			9,060	1.67%	14.34%
2009			0.35%	776	10.21			7,924	1.75%	24.81%
2008			0.35%	777	8.18			6,357	1.41%	-36.49%
2007			0.35%	7,451	12.88			95,982	1.57%	2.67%
2006			0.35%	5,209	12.55			65,358	1.24%	18.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010			0.35%	120,072	12.93			1,552,266	0.02%	8.29%
2009			0.35%	137,565	11.94			1,642,197	0.00%	19.38%			*
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010			0.35%	1,595	12.27			19,567	0.00%	26.33%

2010	Contract owners equity:							$25,555,401
2009	Contract owners equity:							$27,983,482
2008	Contract owners equity:							$16,108,189
2007	Contract owners equity:							$25,581,573
2006	Contract owners equity:							$24,711,133
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

32

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.
Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account – 13:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract

Owners' Equity as of December 31, 2010 .

Statement of Operations for the year ended

December 31, 2010 .

Statements of Changes in Contract Owners' Equity
for the years ended December 31, 2010 and 2009 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2010 , 2009, and 2008 .

Consolidated Balance Sheets as of December 31,
2010 and 2009 .

Consolidated Statements of Changes in
Equity as of December 31, 2010 , 2009, and 2008 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2010 , 2009, and 2008 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24. (b) Exhibits

1.
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).

2.	Not Applicable

3.
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).

4.	The form of the variable annuity contract Filed previously with Post-Effective Amendment No. 1 on November 4, 2002 and incorporated by reference (File No. 333-91890).

5.	Variable Annuity Application Filed previously with Post-Effective Amendment No. 1 on November 4, 2002 and incorporated by reference (File No. 333-91890).

6.	Depositor's Certificate of Incorporation and By-Laws.

(1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7.	Not Applicable

8.	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".

(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".

(7)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".

(8)	Fund Participation Agreement with Neuberger Berman Management , Inc. (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".

(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".

(10)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".

(11)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., September 15, 2004, as amended.

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(12)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".

(13)
Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, under document "leggmasonfpa.htm".

(14)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, under document "lordabbettfpa.htm".

(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, under document "pimcofpa.htm".

(16)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document "putnamfpa.htm".

(17)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, under document "wellsfargofpa.htm".

(18)	Fund Participation Agreement with Blackrock (formerly, FAM Distributors, Inc. and FAM Variable Series Funds, Inc.),April 13, 2004, as amended.

(19)	Fund Participations Agreement with Waddell and Reed Services Company and Waddell and Reed, Inc., December 1, 2000, as amended.

The following Fund Participation Agreements were previously and are hereby incorporated by reference.

(20)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. dated February 1, 2002, with post-effective amendment number 25 of registration statement 033-89560, as document "vankampenfpa.htm".

9.	Opinion of Counsel Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890.)

10.	Consent of Independent Registered Public Accounting Firm - Attached hereto.

11.	Not Applicable

12.	Not Applicable

  99.  Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company, LLC (fka Nationwide Better Health Holding Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire–100%
BER
LEARNING CIRCLE EDUCATION SERVICES
OH
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty-100%
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty–100%
OH
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
Casualty–100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100%
FL
NATIONWIDE ARENA LLC
Casualty–90%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5%
OH
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI–100%
IA
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI–100%
IA
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC–100%
AZ
TITAN INDEMNITY COMPANY (TITAN)
Common Stock: 4,319,951 Shares
THI-100%
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty–100%
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
Casualty–100%
OH
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty–100%
OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100%
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100%
OH
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
AGI–100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
AGI–100%
WI
WESTERN HERITAGE INSURANCE COMPANY
Common Stock: 4,776,076 Shares
SIC–100%
AZ
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
Titan–100%
MI
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100%
IN
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100%
WI
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock: 10,000 Shares
Casualty–100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100%
OH
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
AMCO–100%
IA
PREMIER AGENCY, INC.
Common Stock: 100,000 Shares
AGI-100%
IA
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100%
OH
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock: 1,000 Shares
THI-100%
TX
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock: 300,000 Shares
NC–100%
G.B.
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
Casualty–100%
TX
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC
NSC–100%
OH
1492 CAPITAL, LLC (1492)
Casualty–100%
OH
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO–100%
TX
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock: 20,000 Shares
AGI-100%
IA
VETERINARY PET INSURANCE CO. (VPI)
Common Stock: 6,935,387 Shares
SIC–100%
CA
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100%
NM
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock: 500,000 Shares
Casualty–100%
OH
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock: 60,000 Shares
Casualty–100%
OH
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star
TX
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7%
FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100%
FL
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock: 333,837 Shares
AMCO–87.3%
Allied P&C –8.47%
Depositors –4.23%
IA
DVM INSURANCE AGENCY, INC.
VPI–100%
CA
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100%
FL
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock: 949,992 Shares
Casualty–100%
Other Capital:
Casualty–Pfd.
IA
SCOTTSDALE INDEMNITY COMPANY
Common Stock: 50,000 Shares
Casualty–100%
OH
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100%
OH
PURE INSURANCE COMPANY
PUI–100%
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
AGMC REINSURANCE, LTD.
Common Stock: 11,000 Shares
NAMC–100%
T & C
V.P.I. SERVICES INC.
VPI–100%
CA
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100%
TX
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock: 1,750 Shares
Casualty–100%
WI
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line
March 31, 2011

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association ═ Double Line
Limited Liability Company -- Dotted Line

March 31, 2011

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2011 was 12 and 70 , respectively.

Item 28.                 Indemnification

Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:
President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-13, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness for the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 21 st day of April, 2011 .

NATIONWIDE VARIABLE ACCOUNT – 13
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ PAIGE L. RYAN
Paige L. Ryan
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 21 st day of April, 2011 .

KIRT A. WALKER
Kirt A. Walker, President, Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ PAIGE L. RYAN
Paige L. Ryan
Attorney-in-Fact